UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

LIVESTRONG® Income Portfolio

LIVESTRONG® 2015 Portfolio

LIVESTRONG® 2020 Portfolio

LIVESTRONG® 2025 Portfolio

LIVESTRONG® 2030 Portfolio

LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio

LIVESTRONG® 2045 Portfolio

LIVESTRONG® 2050 Portfolio

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Characteristics	14
Shareholder Fee Examples	16
Schedule of Investments	22
Statement of Assets and Liabilities	27
Statement of Operations	30
Statement of Changes in Net Assets	33
Notes to Financial Statements	38
Financial Highlights	61
Additional Information	106

American Century Investment Services, Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2011. Our report offers — for investment perspective — a macroeconomic overview of the period (below), followed by fund performance, a schedule of fund investments and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our Web site, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the funds’ next full annual report, dated July 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic Overview

The six months ended January 31, 2011, began with investors primarily in a pessimistic and defensive posture. The European sovereign debt flare-up, combined with concerns about economic weakness and a “double-dip” recession in the U.S., triggered a global stock market sell-off last summer and motivated investors to buy “safe-haven” assets such as U.S. Treasury securities and gold.

That dark mood gave way to increased optimism as the reporting period unfolded. Stocks generally rallied from September through January as post-recession monetary and fiscal intervention by central banks and governments continued in economically struggling developed countries, fueling higher hopes of improved financial market conditions.

In particular, in the U.S., the Federal Reserve launched its second round of quantitative easing. This so-called “QE2” involves the proposed purchase of $600 billion of U.S. government securities to boost the money supply and encourage investors to purchase potentially higher-risk/higher-return assets. In addition, Congress voted to extend prevailing federal income tax rates for two years, ending tax-policy uncertainty that had stymied the financial markets.

As a result, the markets entered 2011 with lowered recession concerns and heightened inflation fears. We believe economic conditions in the developed world generally remain too soft to trigger significantly higher inflation in the near-term, but longer-term inflation threats are growing.

Our portfolio teams apply their extensive economic and market knowledge as they make daily investment decisions on your behalf. We appreciate your continued trust in us during these challenging times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

As regulators and the markets continue to sort out the events of the credit crisis, a consistent theme has been that financial services firms should re-examine their risk management practices. Risk management has been a regular part of American Century Investments’ activities for many years. However, recently American Century and your mutual fund board have been spending additional time focusing on our risk oversight processes.

The board’s efforts are now organized around three categories of risk: investment risk, operational risk, and enterprise risk. This approach has facilitated a realignment of many risk oversight tasks that the board has historically conducted. Investment risk tasks include a review of portfolio risk, monitoring the use of derivatives, and performance assessment. Operational risk focuses on compliance, valuation, shareholder services, and trading activities. Enterprise risk addresses the financial condition of the advisor, human resource development, and reputational risks. Risk oversight tasks are addressed in every quarterly board meeting, and a review of the advisor’s entire risk management program is undertaken annually. We acknowledge and support the approach that American Century Investments takes to its risk management responsibilities. While the board has refocused its efforts in this important oversight area, we recognize that risk oversight is a journey and we expect to continue to improve our processes.

Our September quarterly board meeting was held in the New York offices of American Century Investments. This gave the directors an opportunity to meet with the portfolio management teams for each of the global and international funds overseen by the board. Each team uses sophisticated investment tools and daily risk analysis in managing client assets. We also were impressed with the “bench strength” that has been developed under the leadership of the Global and Non-U.S. Equity CIO Mark Kopinski. These face-to-face meetings provide an opportunity for the directors—working on behalf of shareholders—to validate the advisor’s efforts and the investment management approach being followed.

I thank you for your continued confidence in American Century during this turbulent time in the economy and investment markets. If you have thoughts or questions you would like to share with the board send them to me at dhpratt@fundboardchair.com.

Best regards,
Don Pratt

Performance

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG Income Portfolio
Investor Class	ARTOX	8.27%	12.42%	4.40%	5.08%	8/31/04
Russell 3000 Index	—	18.92%	23.95%	2.51%	5.25%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	5.82%	5.10%	—
Institutional Class	ATTIX	8.48%	12.75%	4.63%	5.30%	8/31/04
A Class(2) No sales charge* With sales charge*	ARTAX	8.13% 1.88%	12.14% 5.68%	4.16% 2.93%	4.82% 3.86%	8/31/04
C Class No sales charge* With sales charge*	ATTCX	7.80% 6.80%	— —	— —	9.43%(1) 8.43%(1)	3/1/10
R Class	ARSRX	7.99%	11.87%	3.88%	4.55%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2015 Portfolio
Investor Class	ARFIX	9.11%	13.65%	4.37%	5.79%	8/31/04
Russell 3000 Index	—	18.92%	23.95%	2.51%	5.25%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	5.82%	5.10%	—
Institutional Class	ARNIX	9.22%	13.87%	4.59%	6.01%	8/31/04
A Class(2) No sales charge* With sales charge*	ARFAX	8.94% 2.64%	13.37% 6.85%	4.11% 2.87%	5.53% 4.57%	8/31/04
C Class No sales charge* With sales charge*	AFNCX	8.51% 7.51%	— —	— —	10.26%(1) 9.26%(1)	3/1/10
R Class	ARFRX	8.87%	13.08%	3.84%	5.27%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2020 Portfolio
Investor Class	ARBVX	10.04%	14.86%	2.09%	5/30/08
Russell 3000 Index	—	18.92%	23.95%	-0.32%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	6.23%	—
Institutional Class	ARBSX	10.15%	15.22%	2.29%	5/30/08
A Class(2) No sales charge* With sales charge*	ARBMX	9.90% 3.54%	14.59% 8.03%	1.81% -0.42%	5/30/08
C Class No sales charge* With sales charge*	ARNCX	9.52% 8.52%	— —	11.20%(1) 10.20%(1)	3/1/10
R Class	ARBRX	9.74%	14.30%	1.56%	5/30/08

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2025 Portfolio
Investor Class	ARWIX	11.11%	16.28%	4.16%	6.23%	8/31/04
Russell 3000 Index	—	18.92%	23.95%	2.51%	5.25%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	5.82%	5.10%	—
Institutional Class	ARWFX	11.22%	16.52%	4.37%	6.43%	8/31/04
A Class(2) No sales charge* With sales charge*	ARWAX	10.93% 4.53%	15.99% 9.31%	3.90% 2.68%	5.96% 4.99%	8/31/04
C Class No sales charge* With sales charge*	ARWCX	10.50% 9.50%	— —	— —	12.17%(1) 11.17%(1)	3/1/10
R Class	ARWRX	10.76%	15.60%	3.64%	5.69%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2030 Portfolio
Investor Class	ARCVX	12.12%	17.50%	1.13%	5/30/08
Russell 3000 Index	—	18.92%	23.95%	-0.32%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	6.23%	—
Institutional Class	ARCSX	12.10%	17.62%	1.29%	5/30/08
A Class(2) No sales charge* With sales charge*	ARCMX	11.97% 5.59%	17.22% 10.49%	0.85% -1.36%	5/30/08
C Class No sales charge* With sales charge*	ARWOX	11.48% 10.48%	— —	13.00%(1) 12.00%(1)	3/1/10
R Class	ARCRX	11.82%	16.93%	0.60%	5/30/08

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2035 Portfolio
Investor Class	ARYIX	13.18%	18.96%	3.83%	6.46%	8/31/04
Russell 3000 Index	—	18.92%	23.95%	2.51%	5.25%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	5.82%	5.10%	—
Institutional Class	ARLIX	13.30%	19.08%	4.03%	6.67%	8/31/04
A Class(2) No sales charge* With sales charge*	ARYAX	13.01% 6.56%	18.56% 11.78%	3.55% 2.33%	6.19% 5.21%	8/31/04
C Class No sales charge* With sales charge*	ARLCX	12.66% 11.66%	— —	— —	14.02%(1) 13.02%(1)	3/1/10
R Class	ARYRX	12.83%	18.26%	3.29%	5.93%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2040 Portfolio
Investor Class	ARDVX	14.43%	20.22%	0.81%	5/30/08
Russell 3000 Index	—	18.92%	23.95%	-0.32%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	6.23%	—
Institutional Class	ARDSX	14.52%	20.46%	1.01%	5/30/08
A Class(2) No sales charge* With sales charge*	ARDMX	14.27% 7.72%	19.92% 12.97%	0.57% -1.63%	5/30/08
C Class No sales charge* With sales charge*	ARNOX	13.80% 12.80%	— —	14.86%(1) 13.86%(1)	3/1/10
R Class	ARDRX	14.13%	19.64%	0.29%	5/30/08

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2045 Portfolio
Investor Class	AROIX	14.80%	20.83%	3.63%	6.54%	8/31/04
Russell 3000 Index	—	18.92%	23.95%	2.51%	5.25%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	5.82%	5.10%	—
Institutional Class	AOOIX	14.82%	20.95%	3.82%	6.75%	8/31/04
A Class(2) No sales charge* With sales charge*	AROAX	14.63% 8.03%	20.43% 13.48%	3.35% 2.13%	6.27% 5.29%	8/31/04
C Class No sales charge* With sales charge*	AROCX	14.16% 13.16%	— —	— —	15.34%(1) 14.34%(1)	3/1/10
R Class	ARORX	14.54%	20.23%	3.11%	6.02%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2050 Portfolio
Investor Class	ARFVX	15.24%	21.27%	-0.24%	5/30/08
Russell 3000 Index	—	18.92%	23.95%	-0.32%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	6.23%	—
Institutional Class	ARFSX	15.45%	21.63%	-0.01%	5/30/08
A Class(2) No sales charge* With sales charge*	ARFMX	15.09% 8.53%	20.96% 14.01%	-0.48% -2.66%	5/30/08
C Class No sales charge* With sales charge*	ARFDX	14.61% 13.61%	— —	15.57%(1) 14.57%(1)	3/1/10
R Class	ARFWX	14.93%	20.66%	-0.72%	5/30/08

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
LIVESTRONG Income Portfolio	0.76%	0.56%	1.01%	1.76%	1.26%
LIVESTRONG 2015 Portfolio	0.79%	0.59%	1.04%	1.79%	1.29%
LIVESTRONG 2020 Portfolio	0.82%	0.62%	1.07%	1.82%	1.32%
LIVESTRONG 2025 Portfolio	0.84%	0.64%	1.09%	1.84%	1.34%
LIVESTRONG 2030 Portfolio	0.87%	0.67%	1.12%	1.87%	1.37%
LIVESTRONG 2035 Portfolio	0.90%	0.70%	1.15%	1.90%	1.40%
LIVESTRONG 2040 Portfolio	0.93%	0.73%	1.18%	1.93%	1.43%
LIVESTRONG 2045 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%
LIVESTRONG 2050 Portfolio	0.97%	0.77%	1.22%	1.97%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2011
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Equity
NT Equity Growth Fund	12.9%	12.6%	12.2%	12.2%	12.5%
NT Growth Fund	6.4%	7.5%	9.0%	10.2%	12.2%
NT Large Company Value Fund	11.0%	10.9%	11.3%	11.7%	12.2%
NT Mid Cap Value Fund	4.0%	4.5%	5.2%	5.5%	5.2%
NT Small Company Fund	2.0%	2.0%	2.2%	3.0%	4.0%
NT VistaSM Fund	2.5%	3.3%	4.3%	4.8%	5.3%
Real Estate Fund	1.0%	1.2%	1.5%	1.7%	2.0%
NT Emerging Markets Fund	—	1.0%	2.0%	2.6%	3.1%
NT International Growth Fund	5.0%	5.7%	6.5%	7.9%	9.2%
Total Equity	44.8%	48.7%	54.2%	59.6%	65.7%
Fixed Income
High-Yield Fund	3.8%	3.7%	3.5%	3.3%	2.9%
Inflation-Adjusted Bond Fund	7.6%	7.4%	7.0%	6.5%	5.8%
NT Diversified Bond Fund	26.7%	25.9%	24.6%	22.6%	20.1%
International Bond Fund	7.0%	6.3%	5.2%	3.0%	0.5%
Total Fixed Income	45.1%	43.3%	40.3%	35.4%	29.3%
Premium Money Market Fund	10.0%	8.0%	5.5%	5.0%	5.0%
Other Assets and Liabilities	0.1%	—(2)	—(2)	—(2)	—(2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2011
	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Equity
NT Equity Growth Fund	13.2%	14.2%	14.7%	15.2%
NT Growth Fund	13.2%	14.2%	14.7%	15.2%
NT Large Company Value Fund	13.2%	14.5%	15.0%	15.5%
NT Mid Cap Value Fund	6.0%	7.0%	7.2%	7.5%
NT Small Company Fund	4.1%	4.0%	4.2%	4.7%
NT VistaSM Fund	6.0%	7.0%	7.3%	7.5%
Real Estate Fund	2.3%	2.5%	2.8%	3.0%
NT Emerging Markets Fund	4.2%	5.0%	5.7%	6.4%
NT International Growth Fund	9.7%	10.0%	10.0%	9.5%
Total Equity	71.9%	78.4%	81.6%	84.5%
Fixed Income
High-Yield Fund	2.5%	2.1%	1.8%	1.5%
Inflation-Adjusted Bond Fund	5.0%	4.1%	3.6%	3.0%
NT Diversified Bond Fund	17.6%	14.9%	13.0%	10.9%
Total Fixed Income	25.1%	21.1%	18.4%	15.4%
Premium Money Market Fund	3.0%	0.5%	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	0.1%

(1)	Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period(1) 8/1/10 – 1/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/10 – 1/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG Income Portfolio
Actual
Investor Class	$1,000	$1,082.70	$1.10	0.21%	$3.99	0.76%
Institutional Class	$1,000	$1,084.80	$0.05	0.01%	$2.94	0.56%
A Class	$1,000	$1,081.30	$2.41	0.46%	$5.30	1.01%
C Class	$1,000	$1,078.00	$6.34	1.21%	$9.22	1.76%
R Class	$1,000	$1,079.90	$3.72	0.71%	$6.61	1.26%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$3.87	0.76%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$2.85	0.56%
A Class	$1,000	$1,022.89	$2.35	0.46%	$5.14	1.01%
C Class	$1,000	$1,019.11	$6.16	1.21%	$8.94	1.76%
R Class	$1,000	$1,021.63	$3.62	0.71%	$6.41	1.26%
LIVESTRONG 2015 Portfolio
Actual
Investor Class	$1,000	$1,091.10	$1.11	0.21%	$4.16	0.79%
Institutional Class	$1,000	$1,092.20	$0.05	0.01%	$3.11	0.59%
A Class	$1,000	$1,089.40	$2.42	0.46%	$5.48	1.04%
C Class	$1,000	$1,085.10	$6.36	1.21%	$9.41	1.79%
R Class	$1,000	$1,088.70	$3.74	0.71%	$6.79	1.29%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$4.02	0.79%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$3.01	0.59%
A Class	$1,000	$1,022.89	$2.35	0.46%	$5.30	1.04%
C Class	$1,000	$1,019.11	$6.16	1.21%	$9.10	1.79%
R Class	$1,000	$1,021.63	$3.62	0.71%	$6.56	1.29%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period(1) 8/1/10 – 1/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/10 – 1/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2020 Portfolio
Actual
Investor Class	$1,000	$1,100.40	$1.11	0.21%	$4.34	0.82%
Institutional Class	$1,000	$1,101.50	$0.05	0.01%	$3.28	0.62%
A Class	$1,000	$1,099.00	$2.43	0.46%	$5.66	1.07%
C Class	$1,000	$1,095.20	$6.39	1.21%	$9.61	1.82%
R Class	$1,000	$1,097.40	$3.75	0.71%	$6.98	1.32%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$4.18	0.82%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$3.16	0.62%
A Class	$1,000	$1,022.89	$2.35	0.46%	$5.45	1.07%
C Class	$1,000	$1,019.11	$6.16	1.21%	$9.25	1.82%
R Class	$1,000	$1,021.63	$3.62	0.71%	$6.72	1.32%
LIVESTRONG 2025 Portfolio
Actual
Investor Class	$1,000	$1,111.10	$1.12	0.21%	$4.47	0.84%
Institutional Class	$1,000	$1,112.20	$0.05	0.01%	$3.41	0.64%
A Class	$1,000	$1,109.30	$2.45	0.46%	$5.80	1.09%
C Class	$1,000	$1,105.00	$6.42	1.21%	$9.76	1.84%
R Class	$1,000	$1,107.60	$3.77	0.71%	$7.12	1.34%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$4.28	0.84%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$3.26	0.64%
A Class	$1,000	$1,022.89	$2.35	0.46%	$5.55	1.09%
C Class	$1,000	$1,019.11	$6.16	1.21%	$9.35	1.84%
R Class	$1,000	$1,021.63	$3.62	0.71%	$6.82	1.34%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period(1) 8/1/10 – 1/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/10 – 1/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2030 Portfolio
Actual
Investor Class	$1,000	$1,121.20	$1.12	0.21%	$4.65	0.87%
Institutional Class	$1,000	$1,121.00	$0.05	0.01%	$3.58	0.67%
A Class	$1,000	$1,119.70	$2.46	0.46%	$5.98	1.12%
C Class	$1,000	$1,114.80	$6.45	1.21%	$9.97	1.87%
R Class	$1,000	$1,118.20	$3.79	0.71%	$7.31	1.37%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$4.43	0.87%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$3.41	0.67%
A Class	$1,000	$1,022.89	$2.35	0.46%	$5.70	1.12%
C Class	$1,000	$1,019.11	$6.16	1.21%	$9.50	1.87%
R Class	$1,000	$1,021.63	$3.62	0.71%	$6.97	1.37%
LIVESTRONG 2035 Portfolio
Actual
Investor Class	$1,000	$1,131.80	$1.13	0.21%	$4.84	0.90%
Institutional Class	$1,000	$1,133.00	$0.05	0.01%	$3.76	0.70%
A Class	$1,000	$1,130.10	$2.47	0.46%	$6.17	1.15%
C Class	$1,000	$1,126.60	$6.49	1.21%	$10.18	1.90%
R Class	$1,000	$1,128.30	$3.81	0.71%	$7.51	1.40%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$4.58	0.90%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$3.57	0.70%
A Class	$1,000	$1,022.89	$2.35	0.46%	$5.85	1.15%
C Class	$1,000	$1,019.11	$6.16	1.21%	$9.65	1.90%
R Class	$1,000	$1,021.63	$3.62	0.71%	$7.12	1.40%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period(1) 8/1/10 – 1/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/10 – 1/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2040 Portfolio
Actual
Investor Class	$1,000	$1,144.30	$1.14	0.21%	$5.03	0.93%
Institutional Class	$1,000	$1,145.20	$0.05	0.01%	$3.95	0.73%
A Class	$1,000	$1,142.70	$2.48	0.46%	$6.37	1.18%
C Class	$1,000	$1,138.00	$6.52	1.21%	$10.40	1.93%
R Class	$1,000	$1,141.30	$3.83	0.71%	$7.72	1.43%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$4.74	0.93%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$3.72	0.73%
A Class	$1,000	$1,022.89	$2.35	0.46%	$6.01	1.18%
C Class	$1,000	$1,019.11	$6.16	1.21%	$9.80	1.93%
R Class	$1,000	$1,021.63	$3.62	0.71%	$7.27	1.43%
LIVESTRONG 2045 Portfolio
Actual
Investor Class	$1,000	$1,148.00	$1.14	0.21%	$5.09	0.94%
Institutional Class	$1,000	$1,148.20	$0.05	0.01%	$4.01	0.74%
A Class	$1,000	$1,146.30	$2.49	0.46%	$6.44	1.19%
C Class	$1,000	$1,141.60	$6.53	1.21%	$10.47	1.94%
R Class	$1,000	$1,145.40	$3.84	0.71%	$7.79	1.44%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$4.79	0.94%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$3.77	0.74%
A Class	$1,000	$1,022.89	$2.35	0.46%	$6.06	1.19%
C Class	$1,000	$1,019.11	$6.16	1.21%	$9.86	1.94%
R Class	$1,000	$1,021.63	$3.62	0.71%	$7.32	1.44%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period(1) 8/1/10 – 1/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/10 – 1/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2050 Portfolio
Actual
Investor Class	$1,000	$1,152.40	$1.14	0.21%	$5.21	0.96%
Institutional Class	$1,000	$1,154.50	$0.05	0.01%	$4.13	0.76%
A Class	$1,000	$1,150.90	$2.49	0.46%	$6.56	1.21%
C Class	$1,000	$1,146.10	$6.55	1.21%	$10.60	1.96%
R Class	$1,000	$1,149.30	$3.85	0.71%	$7.91	1.46%
Hypothetical
Investor Class	$1,000	$1,024.15	$1.07	0.21%	$4.89	0.96%
Institutional Class	$1,000	$1,025.16	$0.05	0.01%	$3.87	0.76%
A Class	$1,000	$1,022.89	$2.35	0.46%	$6.16	1.21%
C Class	$1,000	$1,019.11	$6.16	1.21%	$9.96	1.96%
R Class	$1,000	$1,021.63	$3.62	0.71%	$7.43	1.46%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

	Shares	Value
LIVESTRONG Income Portfolio
Mutual Funds(1) — 99.9%
DOMESTIC EQUITY FUNDS — 39.8%
NT Equity Growth Fund Institutional Class	3,612,785	$ 35,260,780
NT Growth Fund Institutional Class	1,449,898	17,572,759
NT Large Company Value Fund Institutional Class	3,467,785	29,892,308
NT Mid Cap Value Fund Institutional Class	1,045,427	10,830,622
NT Small Company Fund Institutional Class	624,851	5,354,975
NT Vista Fund Institutional Class(2)	643,254	6,709,138
Real Estate Fund Institutional Class	146,400	2,780,133
		108,400,715
DOMESTIC FIXED INCOME FUNDS — 38.1%
High-Yield Fund Institutional Class	1,683,132	10,418,587
Inflation-Adjusted Bond Fund Institutional Class	1,758,371	20,731,190
NT Diversified Bond Fund Institutional Class	6,865,727	72,708,048
		103,857,825
MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	27,222,168	27,222,168
INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	1,380,306	19,186,250
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	1,379,931	13,606,119
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $233,933,015)		272,273,077
OTHER ASSETS AND LIABILITIES — 0.1%		305,140
TOTAL NET ASSETS — 100.0%		$272,578,217

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2015 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 42.0%
NT Equity Growth Fund Institutional Class	8,527,500	$ 83,228,398
NT Growth Fund Institutional Class	4,070,090	49,329,485
NT Large Company Value Fund Institutional Class	8,345,390	71,937,258
NT Mid Cap Value Fund Institutional Class	2,857,033	29,598,858
NT Small Company Fund Institutional Class	1,538,247	13,182,773
NT Vista Fund Institutional Class(2)	2,061,255	21,498,894
Real Estate Fund Institutional Class	420,955	7,993,934
		276,769,600
DOMESTIC FIXED INCOME FUNDS — 37.0%
High-Yield Fund Institutional Class	3,951,136	24,457,534
Inflation-Adjusted Bond Fund Institutional Class	4,142,078	48,835,100
NT Diversified Bond Fund Institutional Class	16,094,620	170,442,026
		243,734,660
MONEY MARKET FUNDS — 8.0%
Premium Money Market Fund Investor Class	52,643,871	52,643,871
INTERNATIONAL EQUITY FUNDS — 6.7%
NT Emerging Markets Fund Institutional Class	609,004	6,449,355
NT International Growth Fund Institutional Class	3,842,836	37,890,367
		44,339,722
INTERNATIONAL FIXED INCOME FUNDS — 6.3%
International Bond Fund Institutional Class	2,974,967	41,352,047
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $582,040,951)		658,839,900
OTHER ASSETS AND LIABILITIES(3)		325,010
TOTAL NET ASSETS — 100.0%		$659,164,910

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

	Shares	Value
LIVESTRONG 2020 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 45.7%
NT Equity Growth Fund Institutional Class	4,577,573	$ 44,677,111
NT Growth Fund Institutional Class	2,712,460	32,875,010
NT Large Company Value Fund Institutional Class	4,767,718	41,097,733
NT Mid Cap Value Fund Institutional Class	1,844,134	19,105,225
NT Small Company Fund Institutional Class	953,150	8,168,499
NT Vista Fund Institutional Class(2)	1,487,242	15,511,933
Real Estate Fund Institutional Class	283,922	5,391,685
		166,827,196
DOMESTIC FIXED INCOME FUNDS — 35.1%
High-Yield Fund Institutional Class	2,062,796	12,768,709
Inflation-Adjusted Bond Fund Institutional Class	2,164,663	25,521,380
NT Diversified Bond Fund Institutional Class	8,492,790	89,938,643
		128,228,732
INTERNATIONAL EQUITY FUNDS — 8.5%
NT Emerging Markets Fund Institutional Class	679,506	7,195,964
NT International Growth Fund Institutional Class	2,402,077	23,684,481
		30,880,445
MONEY MARKET FUNDS — 5.5%
Premium Money Market Fund Investor Class	19,949,884	19,949,884
INTERNATIONAL FIXED INCOME FUNDS — 5.2%
International Bond Fund Institutional Class	1,364,669	18,968,896
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $316,935,857)		364,855,153
OTHER ASSETS AND LIABILITIES(3)		8,974
TOTAL NET ASSETS — 100.0%		$364,864,127

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2025 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 49.1%
NT Equity Growth Fund Institutional Class	11,041,447	$ 107,764,525
NT Growth Fund Institutional Class	7,450,769	90,303,319
NT Large Company Value Fund Institutional Class	12,011,333	103,537,688
NT Mid Cap Value Fund Institutional Class	4,656,797	48,244,417
NT Small Company Fund Institutional Class	3,075,132	26,353,877
NT Vista Fund Institutional Class(2)	4,032,401	42,057,946
Real Estate Fund Institutional Class	802,083	15,231,562
		433,493,334
DOMESTIC FIXED INCOME FUNDS — 32.4%
High-Yield Fund Institutional Class	4,641,871	28,733,183
Inflation-Adjusted Bond Fund Institutional Class	4,877,535	57,506,135
NT Diversified Bond Fund Institutional Class	18,873,564	199,871,042
		286,110,360
INTERNATIONAL EQUITY FUNDS — 10.5%
NT Emerging Markets Fund Institutional Class	2,176,724	23,051,509
NT International Growth Fund Institutional Class	6,999,111	69,011,235
		92,062,744
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	44,018,792	44,018,792
INTERNATIONAL FIXED INCOME FUNDS — 3.0%
International Bond Fund Institutional Class	1,916,466	26,638,874
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $764,928,940)		882,324,104
OTHER ASSETS AND LIABILITIES(3)		318,579
TOTAL NET ASSETS — 100.0%		$882,642,683

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

	Shares	Value
LIVESTRONG 2030 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 53.4%
NT Equity Growth Fund Institutional Class	3,914,714	$ 38,207,613
NT Growth Fund Institutional Class	3,096,362	37,527,901
NT Large Company Value Fund Institutional Class	4,351,494	37,509,875
NT Mid Cap Value Fund Institutional Class	1,547,006	16,026,985
NT Small Company Fund Institutional Class	1,422,950	12,194,680
NT Vista Fund Institutional Class(2)	1,546,305	16,127,960
Real Estate Fund Institutional Class	321,391	6,103,221
		163,698,235
DOMESTIC FIXED INCOME FUNDS — 28.8%
High-Yield Fund Institutional Class	1,440,739	8,918,173
Inflation-Adjusted Bond Fund Institutional Class	1,500,175	17,687,064
NT Diversified Bond Fund Institutional Class	5,823,641	61,672,363
		88,277,600
INTERNATIONAL EQUITY FUNDS — 12.3%
NT Emerging Markets Fund Institutional Class	896,266	9,491,455
NT International Growth Fund Institutional Class	2,872,304	28,320,920
		37,812,375
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	15,320,316	15,320,316
INTERNATIONAL FIXED INCOME FUNDS — 0.5%
International Bond Fund Institutional Class	111,498	1,549,823
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $259,840,872)		306,658,349
OTHER ASSETS AND LIABILITIES(3)		57,348
TOTAL NET ASSETS — 100.0%		$306,715,697

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2035 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 58.0%
NT Equity Growth Fund Institutional Class	7,736,463	$ 75,507,881
NT Growth Fund Institutional Class	6,244,548	75,683,919
NT Large Company Value Fund Institutional Class	8,775,974	75,648,896
NT Mid Cap Value Fund Institutional Class	3,293,291	34,118,495
NT Small Company Fund Institutional Class	2,755,145	23,611,593
NT Vista Fund Institutional Class(2)	3,296,726	34,384,855
Real Estate Fund Institutional Class	672,042	12,762,075
		331,717,714
DOMESTIC FIXED INCOME FUNDS — 25.1%
High-Yield Fund Institutional Class	2,273,868	14,075,243
Inflation-Adjusted Bond Fund Institutional Class	2,441,234	28,782,144
NT Diversified Bond Fund Institutional Class	9,497,236	100,575,734
		143,433,121
INTERNATIONAL EQUITY FUNDS — 13.9%
NT Emerging Markets Fund Institutional Class	2,259,847	23,931,783
NT International Growth Fund Institutional Class	5,654,908	55,757,397
		79,689,180
MONEY MARKET FUNDS — 3.0%
Premium Money Market Fund Investor Class	17,162,428	17,162,428
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $490,571,498)		572,002,443
OTHER ASSETS AND LIABILITIES(3)		86,283
TOTAL NET ASSETS — 100.0%		$572,088,726

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

	Shares	Value
LIVESTRONG 2040 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 63.4%
NT Equity Growth Fund Institutional Class	2,417,143	$ 23,591,317
NT Growth Fund Institutional Class	1,951,028	23,646,456
NT Large Company Value Fund Institutional Class	2,790,136	24,050,976
NT Mid Cap Value Fund Institutional Class	1,116,291	11,564,780
NT Small Company Fund Institutional Class	771,136	6,608,633
NT Vista Fund Institutional Class(2)	1,116,721	11,647,402
Real Estate Fund Institutional Class	217,715	4,134,417
		105,243,981
DOMESTIC FIXED INCOME FUNDS — 21.1%
High-Yield Fund Institutional Class	550,384	3,406,879
Inflation-Adjusted Bond Fund Institutional Class	584,276	6,888,619
NT Diversified Bond Fund Institutional Class	2,339,793	24,778,403
		35,073,901
INTERNATIONAL EQUITY FUNDS — 15.0%
NT Emerging Markets Fund Institutional Class	776,010	8,217,944
NT International Growth Fund Institutional Class	1,682,540	16,589,847
		24,807,791
MONEY MARKET FUNDS — 0.5%
Premium Money Market Fund Investor Class	819,679	819,679
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $139,237,580)		165,945,352
OTHER ASSETS AND LIABILITIES(3)		4,716
TOTAL NET ASSETS — 100.0%		$165,950,068

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2045 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 65.9%
NT Equity Growth Fund Institutional Class	5,110,466	$ 49,878,149
NT Growth Fund Institutional Class	4,124,941	49,994,290
NT Large Company Value Fund Institutional Class	5,895,698	50,820,918
NT Mid Cap Value Fund Institutional Class	2,364,835	24,499,696
NT Small Company Fund Institutional Class	1,678,033	14,380,745
NT Vista Fund Institutional Class(2)	2,364,776	24,664,611
Real Estate Fund Institutional Class	490,158	9,308,094
		223,546,503
DOMESTIC FIXED INCOME FUNDS — 18.4%
High-Yield Fund Institutional Class	990,694	6,132,394
Inflation-Adjusted Bond Fund Institutional Class	1,040,663	12,269,412
NT Diversified Bond Fund Institutional Class	4,165,395	44,111,532
		62,513,338
INTERNATIONAL EQUITY FUNDS — 15.7%
NT Emerging Markets Fund Institutional Class	1,822,719	19,302,595
NT International Growth Fund Institutional Class	3,432,879	33,848,184
		53,150,779
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $292,651,342)		339,210,620
OTHER ASSETS AND LIABILITIES(3)		96,326
TOTAL NET ASSETS — 100.0%		$339,306,946

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

	Shares	Value
LIVESTRONG 2050 Portfolio
Mutual Funds(1) — 99.9%
DOMESTIC EQUITY FUNDS — 68.6%
NT Equity Growth Fund Institutional Class	941,423	$ 9,188,284
NT Growth Fund Institutional Class	759,876	9,209,696
NT Large Company Value Fund Institutional Class	1,085,462	9,356,683
NT Mid Cap Value Fund Institutional Class	435,483	4,511,600
NT Small Company Fund Institutional Class	333,755	2,860,282
NT Vista Fund Institutional Class(2)	436,263	4,550,220
Real Estate Fund Institutional Class	95,167	1,807,218
		41,483,983
INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund Institutional Class	367,862	3,895,657
NT International Growth Fund Institutional Class	580,303	5,721,791
		9,617,448
DOMESTIC FIXED INCOME FUNDS — 15.4%
High-Yield Fund Institutional Class	146,749	908,377
Inflation-Adjusted Bond Fund Institutional Class	154,022	1,815,921
NT Diversified Bond Fund Institutional Class	620,319	6,569,181
		9,293,479
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $52,255,670)		60,394,910
OTHER ASSETS AND LIABILITIES — 0.1%		52,388
TOTAL NET ASSETS — 100.0%		$60,447,298

Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2011 (UNAUDITED)
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $233,933,015, $582,040,951 and $316,935,857, respectively)	$272,273,077	$658,839,900	$364,855,153
Cash	50,988	129,528	68,939
Receivable for capital shares sold	845,437	1,293,228	1,400,376
Distributions receivable from affiliates	235,941	549,007	289,987
	273,405,443	660,811,663	366,614,455

Liabilities
Payable for investments purchased	430,583	634,711	1,595,736
Payable for capital shares redeemed	343,915	878,107	88,501
Accrued administrative fees	27,671	80,788	34,294
Distribution and service fees payable	25,057	53,147	31,797
	827,226	1,646,753	1,750,328

Net Assets	$272,578,217	$659,164,910	$364,864,127

Net Assets Consist of:
Capital (par value and paid-in surplus)	$246,089,196	$603,850,423	$318,061,715
Undistributed net investment income	202,270	460,860	247,631
Accumulated net realized loss	(12,053,311)	(21,945,322)	(1,364,515)
Net unrealized appreciation	38,340,062	76,798,949	47,919,296
	$272,578,217	$659,164,910	$364,864,127

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG Income Portfolio
Investor Class, $0.01 Par Value	$66,329,602	6,055,675	$10.95
Institutional Class, $0.01 Par Value	$105,197,671	9,601,756	$10.96
A Class, $0.01 Par Value	$80,221,422	7,325,022	$10.95*
C Class, $0.01 Par Value	$118,753	10,834	$10.96
R Class, $0.01 Par Value	$20,710,769	1,892,348	$10.94
LIVESTRONG 2015 Portfolio
Investor Class, $0.01 Par Value	$281,442,518	24,470,242	$11.50
Institutional Class, $0.01 Par Value	$172,328,280	14,971,663	$11.51
A Class, $0.01 Par Value	$155,151,767	13,493,420	$11.50*
C Class, $0.01 Par Value	$529,538	45,989	$11.51
R Class, $0.01 Par Value	$49,712,807	4,323,546	$11.50
LIVESTRONG 2020 Portfolio
Investor Class, $0.01 Par Value	$78,591,184	7,826,903	$10.04
Institutional Class, $0.01 Par Value	$158,294,561	15,768,583	$10.04
A Class, $0.01 Par Value	$104,500,230	10,413,857	$10.03*
C Class, $0.01 Par Value	$166,169	16,529	$10.05
R Class, $0.01 Par Value	$23,311,983	2,323,599	$10.03

*Maximum offering price $11.62, $12.20, and $10.64 (net asset value divided by 0.9425) for LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio and LIVESTRONG 2020 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2011 (UNAUDITED)
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $764,928,940, $259,840,872 and $490,571,498, respectively)	$882,324,104	$306,658,349	$572,002,443
Cash	171,191	57,341	119,058
Receivable for capital shares sold	3,147,857	1,081,699	1,537,120
Distributions receivable from affiliates	643,975	199,599	321,356
	886,287,127	307,996,988	573,979,977

Liabilities
Payable for investments purchased	2,649,031	814,977	1,105,044
Payable for capital shares redeemed	818,374	407,034	663,122
Accrued administrative fees	105,853	29,230	71,415
Distribution and service fees payable	71,186	30,050	51,670
	3,644,444	1,281,291	1,891,251

Net Assets	$882,642,683	$306,715,697	$572,088,726

Net Assets Consist of:
Capital (par value and paid-in surplus)	$794,088,976	$261,049,375	$509,311,989
Undistributed net investment income	520,931	155,193	221,708
Accumulated net realized loss	(29,362,388)	(1,306,348)	(18,875,916)
Net unrealized appreciation	117,395,164	46,817,477	81,430,945
	$882,642,683	$306,715,697	$572,088,726

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2025 Portfolio
Investor Class, $0.01 Par Value	$365,830,291	31,115,342	$11.76
Institutional Class, $0.01 Par Value	$244,747,845	20,816,433	$11.76
A Class, $0.01 Par Value	$201,715,426	17,158,835	$11.76*
C Class, $0.01 Par Value	$922,205	78,328	$11.77
R Class, $0.01 Par Value	$69,426,916	5,907,869	$11.75
LIVESTRONG 2030 Portfolio
Investor Class, $0.01 Par Value	$57,222,431	5,793,538	$9.88
Institutional Class, $0.01 Par Value	$130,264,563	13,196,277	$9.87
A Class, $0.01 Par Value	$95,258,570	9,655,464	$9.87*
C Class, $0.01 Par Value	$354,617	35,865	$9.89
R Class, $0.01 Par Value	$23,615,516	2,393,270	$9.87
LIVESTRONG 2035 Portfolio
Investor Class, $0.01 Par Value	$235,980,438	19,397,334	$12.17
Institutional Class, $0.01 Par Value	$143,239,440	11,767,168	$12.17
A Class, $0.01 Par Value	$138,416,875	11,378,950	$12.16*
C Class, $0.01 Par Value	$258,171	21,201	$12.18
R Class, $0.01 Par Value	$54,193,802	4,455,131	$12.16

*Maximum offering price $12.48, $10.47, and $12.90 (net asset value divided by 0.9425) for LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio and LIVESTRONG 2035 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2011 (UNAUDITED)
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $139,237,580, $292,651,342 and $52,255,670, respectively)	$165,945,352	$339,210,620	$60,394,910
Cash	32,734	66,388	13,036
Receivable for capital shares sold	626,302	943,284	231,425
Distributions receivable from affiliates	78,981	140,680	20,679
	166,683,369	340,360,972	60,660,050

Liabilities
Payable for investments purchased	552,472	656,433	160,375
Payable for capital shares redeemed	146,986	328,958	38,898
Accrued administrative fees	16,890	39,808	6,718
Distribution and service fees payable	16,953	28,827	6,761
	733,301	1,054,026	212,752

Net Assets	$165,950,068	$339,306,946	$60,447,298

Net Assets Consist of:
Capital (par value and paid-in surplus)	$139,586,880	$305,795,146	$52,620,041
Undistributed net investment income	50,652	81,780	7,977
Accumulated net realized loss	(395,236)	(13,129,258)	(319,960)
Net unrealized appreciation	26,707,772	46,559,278	8,139,240
	$165,950,068	$339,306,946	$60,447,298

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2040 Portfolio
Investor Class, $0.01 Par Value	$33,687,585	3,424,187	$9.84
Institutional Class, $0.01 Par Value	$63,958,335	6,502,747	$9.84
A Class, $0.01 Par Value	$55,484,263	5,641,091	$9.84*
C Class, $0.01 Par Value	$120,042	12,196	$9.84
R Class, $0.01 Par Value	$12,699,843	1,291,910	$9.83
LIVESTRONG 2045 Portfolio
Investor Class, $0.01 Par Value	$128,965,539	10,527,995	$12.25
Institutional Class, $0.01 Par Value	$100,052,932	8,164,377	$12.25
A Class, $0.01 Par Value	$82,034,537	6,700,414	$12.24*
C Class, $0.01 Par Value	$224,286	18,294	$12.26
R Class, $0.01 Par Value	$28,029,652	2,288,990	$12.25
LIVESTRONG 2050 Portfolio
Investor Class, $0.01 Par Value	$13,534,206	1,406,850	$9.62
Institutional Class, $0.01 Par Value	$19,676,882	2,044,108	$9.63
A Class, $0.01 Par Value	$22,171,706	2,305,259	$9.62*
C Class, $0.01 Par Value	$70,305	7,297	$9.63
R Class, $0.01 Par Value	$4,994,199	519,149	$9.62

*Maximum offering price $10.44, $12.99, and $10.21 (net asset value divided by 0.9425) for LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio, respectively.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$4,101,749	$9,503,131	$5,039,830

Expenses:
Administrative fees:
Investor Class	79,906	273,366	95,395
A Class	72,477	133,533	91,849
C Class	67	342	154
R Class	16,905	43,178	18,861
Distribution and service fees:
A Class	90,596	166,916	114,812
C Class	333	1,712	768
R Class	42,263	107,944	47,151
Directors’ fees and expenses	5,809	13,116	7,355
Other expenses	2,313	2,575	2,259
	310,669	742,682	378,604

Net investment income (loss)	3,791,080	8,760,449	4,661,226

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	515,204	136,005	459,104
Capital gain distributions received from underlying funds	465,308	1,121,695	629,093
	980,512	1,257,700	1,088,197

Change in net unrealized appreciation (depreciation) on investments in underlying funds	14,845,798	39,896,198	23,832,702

Net realized and unrealized gain (loss) on affiliates	15,826,310	41,153,898	24,920,899

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,617,390	$49,914,347	$29,582,125

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$11,530,976	$3,437,905	$6,472,842

Expenses:
Administrative fees:
Investor Class	369,852	70,336	230,580
A Class	173,414	82,941	121,238
C Class	590	235	173
R Class	57,814	18,995	44,884
Distribution and service fees:
A Class	216,767	103,677	151,547
C Class	2,950	1,175	865
R Class	144,536	47,486	112,211
Directors’ fees and expenses	17,585	6,267	11,594
Other expenses	4,703	2,270	2,106
	988,211	333,382	675,198

Net investment income (loss)	10,542,765	3,104,523	5,797,644

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(743,079)	166,372	(1,069,858)
Capital gain distributions received from underlying funds	1,474,411	426,957	855,680
	731,332	593,329	(214,178)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	69,396,263	25,321,859	55,737,502

Net realized and unrealized gain (loss) on affiliates	70,127,595	25,915,188	55,523,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,670,360	$29,019,711	$61,320,968

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$1,733,836	$3,587,589	$560,691

Expenses:
Administrative fees:
Investor Class	33,915	120,024	11,073
A Class	48,941	68,260	17,451
C Class	87	111	57
R Class	10,136	22,764	3,911
Distribution and service fees:
A Class	61,176	85,326	21,813
C Class	433	557	285
R Class	25,340	56,909	9,778
Directors’ fees and expenses	3,392	6,626	1,184
Other expenses	3,316	5,277	3,110
	186,736	365,854	68,662

Net investment income (loss)	1,547,100	3,221,735	492,029

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	173,436	(371,151)	(3,683)
Capital gain distributions received from underlying funds	251,221	537,525	88,555
	424,657	166,374	84,872

Change in net unrealized appreciation (depreciation) on investments in underlying funds	16,158,272	36,316,151	5,866,962

Net realized and unrealized gain (loss) on affiliates	16,582,929	36,482,525	5,951,834

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,130,029	$39,704,260	$6,443,863

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$3,791,080	$4,216,366	$8,760,449	$8,949,479
Net realized gain (loss)	980,512	(126,428)	1,257,700	(4,579,870)
Change in net unrealized appreciation (depreciation)	14,845,798	13,604,462	39,896,198	35,649,394
Net increase (decrease) in net assets resulting from operations	19,617,390	17,694,400	49,914,347	40,019,003

Distributions to Shareholders
From net investment income:
Investor Class	(1,151,721)	(2,206,291)	(5,333,544)	(4,463,585)
Institutional Class	(1,407,658)	(744,330)	(3,791,219)	(1,368,794)
A Class	(1,017,719)	(1,055,217)	(2,591,640)	(1,134,136)
C Class	(806)	(81)	(4,239)	—
R Class	(225,820)	(147,212)	(733,657)	(317,118)
Decrease in net assets from distributions	(3,803,724)	(4,153,131)	(12,454,299)	(7,283,633)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	34,394,280	50,632,210	101,497,633	157,121,897

Net increase (decrease) in net assets	50,207,946	64,173,479	138,957,681	189,857,267

Net Assets
Beginning of period	222,370,271	158,196,792	520,207,229	330,349,962
End of period	$272,578,217	$222,370,271	$659,164,910	$520,207,229

Undistributed net investment income	$202,270	$214,914	$460,860	$4,154,710

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$4,661,226	$3,818,655	$10,542,765	$10,483,590
Net realized gain (loss)	1,088,197	137,981	731,332	(9,470,835)
Change in net unrealized appreciation (depreciation)	23,832,702	14,314,949	69,396,263	59,600,664
Net increase (decrease) in net assets resulting from operations	29,582,125	18,271,585	80,670,360	60,613,419

Distributions to Shareholders
From net investment income:
Investor Class	(1,250,999)	(1,688,609)	(6,320,229)	(5,629,840)
Institutional Class	(3,174,240)	(522,929)	(4,809,062)	(1,558,390)
A Class	(1,600,256)	(468,137)	(2,997,497)	(1,074,979)
C Class	(1,434)	—	(6,415)	—
R Class	(313,422)	(104,320)	(858,031)	(308,725)
From net realized gains:
Investor Class	(21,181)	(128,380)	—	—
Institutional Class	(48,531)	(35,286)	—	—
A Class	(31,282)	(42,315)	—	—
C Class	(52)	—	—	—
R Class	(7,252)	(11,626)	—	—
Decrease in net assets from distributions	(6,448,649)	(3,001,602)	(14,991,234)	(8,571,934)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	74,308,173	132,134,943	129,189,511	177,818,886

Net increase (decrease) in net assets	97,441,649	147,404,926	194,868,637	229,860,371

Net Assets
Beginning of period	267,422,478	120,017,552	687,774,046	457,913,675
End of period	$364,864,127	$267,422,478	$882,642,683	$687,774,046

Undistributed net investment income	$247,631	$1,926,756	$520,931	$4,969,400

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$3,104,523	$2,545,074	$5,797,644	$5,327,430
Net realized gain (loss)	593,329	173,064	(214,178)	(6,312,800)
Change in net unrealized appreciation (depreciation)	25,321,859	12,892,175	55,737,502	40,076,977
Net increase (decrease) in net assets resulting from operations	29,019,711	15,610,313	61,320,968	39,091,607

Distributions to Shareholders
From net investment income:
Investor Class	(699,294)	(1,067,099)	(3,475,147)	(2,690,075)
Institutional Class	(2,191,429)	(337,882)	(2,410,054)	(813,193)
A Class	(1,152,037)	(347,879)	(1,691,628)	(639,672)
C Class	(1,835)	—	(1,324)	—
R Class	(230,484)	(73,615)	(535,965)	(156,330)
From net realized gains:
Investor Class	(9,274)	(121,629)	—	—
Institutional Class	(25,676)	(33,243)	—	—
A Class	(18,301)	(49,531)	—	—
C Class	(71)	—	—	—
R Class	(4,560)	(13,939)	—	—
Decrease in net assets from distributions	(4,332,961)	(2,044,817)	(8,114,118)	(4,299,270)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	62,623,181	110,979,695	82,415,804	140,993,510

Net increase (decrease) in net assets	87,309,931	124,545,191	135,622,654	175,785,847

Net Assets
Beginning of period	219,405,766	94,860,575	436,466,072	260,680,225
End of period	$306,715,697	$219,405,766	$572,088,726	$436,466,072

Undistributed net investment income	$155,193	$1,325,749	$221,708	$2,538,182

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$1,547,100	$1,031,341	$3,221,735	$2,565,123
Net realized gain (loss)	424,657	(10,558)	166,374	(4,303,375)
Change in net unrealized appreciation (depreciation)	16,158,272	6,470,949	36,316,151	24,427,791
Net increase (decrease) in net assets resulting from operations	18,130,029	7,491,732	39,704,260	22,689,539

Distributions to Shareholders
From net investment income:
Investor Class	(356,923)	(344,746)	(1,700,208)	(1,209,264)
Institutional Class	(974,609)	(176,416)	(1,510,205)	(562,617)
A Class	(588,456)	(151,094)	(855,162)	(312,014)
C Class	(370)	—	(844)	—
R Class	(104,220)	(32,698)	(234,012)	(65,021)
From net realized gains:
Investor Class	(2,106)	(19,542)	—	—
Institutional Class	(5,017)	(8,431)	—	—
A Class	(4,245)	(11,184)	—	—
C Class	(8)	—	—	—
R Class	(967)	(3,480)	—	—
Decrease in net assets from distributions	(2,036,921)	(747,591)	(4,300,431)	(2,148,916)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	35,225,244	69,758,316	58,538,334	82,586,901

Net increase (decrease) in net assets	51,318,352	76,502,457	93,942,163	103,127,524

Net Assets
Beginning of period	114,631,716	38,129,259	245,364,783	142,237,259
End of period	$165,950,068	$114,631,716	$339,306,946	$245,364,783

Undistributed net investment income	$50,652	$528,130	$81,780	$1,160,476

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
	LIVESTRONG 2050 Portfolio
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$492,029	$227,786
Net realized gain (loss)	84,872	(90,527)
Change in net unrealized appreciation (depreciation)	5,866,962	1,504,155
Net increase (decrease) in net assets resulting from operations	6,443,863	1,641,414

Distributions to Shareholders
From net investment income:
Investor Class	(138,426)	(47,343)
Institutional Class	(246,806)	(51,865)
A Class	(190,143)	(32,082)
C Class	(128)	—
R Class	(32,005)	(5,224)
From net realized gains:
Investor Class	(3,036)	(1,689)
Institutional Class	(4,632)	(1,512)
A Class	(5,288)	(1,587)
C Class	(18)	—
R Class	(1,216)	(422)
Decrease in net assets from distributions	(621,698)	(141,724)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	19,345,910	26,623,802

Net increase (decrease) in net assets	25,168,075	28,123,492

Net Assets
Beginning of period	35,279,223	7,155,731
End of period	$60,447,298	$35,279,223

Undistributed net investment income	$7,977	$123,456

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2011 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company and is organized as a Maryland corporation. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio (collectively, the funds) are nine funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the eight target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted over time to become more conservative. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.

The funds are authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee. Sale of the funds’ C Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio, and LIVESTRONG 2045 Portfolio are no longer subject to examination by tax authorities for years prior to 2007. For LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio, and LIVESTRONG 2050 Portfolio all tax years remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the eight target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into an agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2011, are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

The funds have a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2011, were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Purchases	$44,883,368	$110,171,561	$83,328,293	$144,363,779	$69,979,653
Sales	$10,344,623	$11,582,367	$10,192,835	$18,479,412	$8,218,484

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Purchases	$93,670,119	$41,504,472	$61,971,093	$20,884,502
Sales	$12,806,623	$6,523,473	$4,072,137	$1,632,235

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG Income Portfolio
Investor Class
Sold	1,400,921	$15,029,382	2,184,083	$22,000,029
Issued in reinvestment of distributions	105,348	1,127,347	214,983	2,175,774
Redeemed	(5,431,485)	(58,125,315)	(2,436,052)	(24,569,889)
	(3,925,216)	(41,968,586)	(36,986)	(394,086)
Institutional Class
Sold	6,554,949	69,920,516	2,254,687	22,806,647
Issued in reinvestment of distributions	130,591	1,407,638	73,461	744,330
Redeemed	(900,228)	(9,693,966)	(1,144,764)	(11,599,020)
	5,785,312	61,634,188	1,183,384	11,951,957
A Class
Sold	1,528,319	16,400,909	4,719,612	47,468,266
Issued in reinvestment of distributions	86,099	925,634	98,440	997,333
Redeemed	(923,208)	(9,794,319)	(1,774,828)	(17,946,871)
	691,210	7,532,224	3,043,224	30,518,728
C Class
Sold	7,353	79,425	3,398	34,578
Issued in reinvestment of distributions	75	806	8	81
	7,428	80,231	3,406	34,659
R Class
Sold	978,553	10,404,371	1,266,751	12,691,175
Issued in reinvestment of distributions	19,974	215,043	14,206	144,087
Redeemed	(326,982)	(3,503,191)	(424,199)	(4,314,310)
	671,545	7,116,223	856,758	8,520,952
Net increase (decrease)	3,230,279	$34,394,280	5,049,786	$50,632,210

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2015 Portfolio
Investor Class
Sold	5,756,134	$65,150,801	8,952,469	$94,715,987
Issued in reinvestment of distributions	456,276	5,196,986	420,673	4,438,097
Redeemed	(8,149,785)	(91,991,027)	(4,965,891)	(52,328,242)
	(1,937,375)	(21,643,240)	4,407,251	46,825,842
Institutional Class
Sold	7,977,191	90,180,707	2,625,484	27,552,878
Issued in reinvestment of distributions	332,835	3,790,986	129,621	1,368,794
Redeemed	(970,307)	(10,961,733)	(1,140,994)	(12,013,568)
	7,339,719	83,009,960	1,614,111	16,908,104
A Class
Sold	4,077,376	45,992,141	8,713,060	91,872,960
Issued in reinvestment of distributions	198,382	2,259,566	99,377	1,048,428
Redeemed	(1,572,421)	(17,618,224)	(2,119,946)	(22,428,079)
	2,703,337	30,633,483	6,692,491	70,493,309
C Class
Sold	28,757	322,051	16,995	182,153
Issued in reinvestment of distributions	324	3,701	—	—
Redeemed	(87)	(987)	—	—
	28,994	324,765	16,995	182,153
R Class
Sold	1,494,696	16,799,631	3,023,842	31,852,385
Issued in reinvestment of distributions	58,136	662,176	27,956	295,219
Redeemed	(736,930)	(8,289,142)	(896,895)	(9,435,115)
	815,902	9,172,665	2,154,903	22,712,489
Net increase (decrease)	8,950,577	$101,497,633	14,885,751	$157,121,897

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2020 Portfolio
Investor Class
Sold	3,807,971	$37,283,786	5,126,049	$46,479,800
Issued in reinvestment of distributions	127,567	1,268,019	198,914	1,814,092
Redeemed	(9,829,653)	(96,517,366)	(2,386,514)	(21,522,805)
	(5,894,115)	(57,965,561)	2,938,449	26,771,087
Institutional Class
Sold	11,537,059	113,196,081	2,860,294	25,944,916
Issued in reinvestment of distributions	324,222	3,222,771	61,208	558,215
Redeemed	(853,548)	(8,331,938)	(701,267)	(6,435,507)
	11,007,733	108,086,914	2,220,235	20,067,624
A Class
Sold	2,721,407	26,698,162	9,414,120	85,093,641
Issued in reinvestment of distributions	163,615	1,626,334	55,971	510,452
Redeemed	(1,141,782)	(11,193,518)	(1,258,687)	(11,371,839)
	1,743,240	17,130,978	8,211,404	74,232,254
C Class
Sold	5,497	52,146	11,096	101,394
Issued in reinvestment of distributions	149	1,486	—	—
Redeemed	(213)	(2,098)	—	—
	5,433	51,534	11,096	101,394
R Class
Sold	1,012,936	9,932,507	1,616,523	14,574,000
Issued in reinvestment of distributions	31,418	312,291	12,710	115,914
Redeemed	(331,355)	(3,240,490)	(406,400)	(3,727,330)
	712,999	7,004,308	1,222,833	10,962,584
Net increase (decrease)	7,575,290	$74,308,173	14,604,017	$132,134,943

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2025 Portfolio
Investor Class
Sold	6,002,482	$68,637,863	10,707,619	$112,955,118
Issued in reinvestment of distributions	530,413	6,174,004	529,924	5,611,894
Redeemed	(11,875,760)	(135,306,593)	(6,947,516)	(73,413,347)
	(5,342,865)	(60,494,726)	4,290,027	45,153,665
Institutional Class
Sold	11,757,101	134,426,133	2,680,022	28,225,921
Issued in reinvestment of distributions	413,076	4,808,201	147,157	1,558,390
Redeemed	(967,139)	(11,102,172)	(1,204,515)	(12,708,793)
	11,203,038	128,132,162	1,622,664	17,075,518
A Class
Sold	5,535,298	63,063,417	10,386,950	109,810,806
Issued in reinvestment of distributions	221,596	2,579,376	92,438	979,846
Redeemed	(1,879,656)	(21,584,441)	(2,301,528)	(24,335,389)
	3,877,238	44,058,352	8,177,860	86,455,263
C Class
Sold	43,268	495,437	34,702	369,670
Issued in reinvestment of distributions	528	6,163	—	—
Redeemed	(170)	(1,984)	—	—
	43,626	499,616	34,702	369,670
R Class
Sold	2,132,077	24,237,825	3,458,392	36,451,313
Issued in reinvestment of distributions	64,903	755,471	26,847	284,575
Redeemed	(700,202)	(7,999,189)	(754,323)	(7,971,118)
	1,496,778	16,994,107	2,730,916	28,764,770
Net increase (decrease)	11,277,815	$129,189,511	16,856,169	$177,818,886

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2030 Portfolio
Investor Class
Sold	2,922,571	$28,113,669	3,912,912	$34,150,499
Issued in reinvestment of distributions	71,995	704,106	134,491	1,184,863
Redeemed	(8,370,968)	(79,538,215)	(1,626,724)	(14,163,323)
	(5,376,402)	(50,720,440)	2,420,679	21,172,039
Institutional Class
Sold	9,737,136	92,634,945	1,998,408	17,512,277
Issued in reinvestment of distributions	226,930	2,217,105	42,125	371,125
Redeemed	(525,140)	(5,059,068)	(461,324)	(4,047,600)
	9,438,926	89,792,982	1,579,209	13,835,802
A Class
Sold	2,893,684	27,611,417	8,696,020	75,624,511
Issued in reinvestment of distributions	119,652	1,169,003	45,160	397,410
Redeemed	(1,326,587)	(12,718,775)	(1,193,263)	(10,396,735)
	1,686,749	16,061,645	7,547,917	65,625,186
C Class
Sold	17,560	169,700	18,150	161,324
Issued in reinvestment of distributions	161	1,578	—	—
Redeemed	(6)	(58)	—	—
	17,715	171,220	18,150	161,324
R Class
Sold	1,042,043	9,908,349	1,676,516	14,587,178
Issued in reinvestment of distributions	23,482	229,425	9,934	87,520
Redeemed	(292,536)	(2,820,000)	(511,840)	(4,489,354)
	772,989	7,317,774	1,174,610	10,185,344
Net increase (decrease)	6,539,977	$62,623,181	12,740,565	$110,979,695

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2035 Portfolio
Investor Class
Sold	3,669,925	$42,870,440	7,508,667	$80,076,813
Issued in reinvestment of distributions	282,889	3,405,980	249,330	2,685,282
Redeemed	(5,780,290)	(67,257,694)	(4,028,136)	(43,126,429)
	(1,827,476)	(20,981,274)	3,729,861	39,635,666
Institutional Class
Sold	6,001,042	70,194,707	2,018,899	21,511,238
Issued in reinvestment of distributions	199,997	2,409,965	75,505	813,193
Redeemed	(505,727)	(5,966,154)	(792,577)	(8,482,180)
	5,695,312	66,638,518	1,301,827	13,842,251
A Class
Sold	3,614,389	42,211,272	7,418,021	79,117,746
Issued in reinvestment of distributions	119,721	1,441,443	51,157	550,958
Redeemed	(1,801,278)	(21,145,926)	(1,403,594)	(15,003,429)
	1,932,832	22,506,789	6,065,584	64,665,275
C Class
Sold	14,240	163,869	7,952	87,137
Issued in reinvestment of distributions	110	1,324	—	—
Redeemed	(1,101)	(12,584)	—	—
	13,249	152,609	7,952	87,137
R Class
Sold	1,590,491	18,474,221	2,588,166	27,661,446
Issued in reinvestment of distributions	39,416	474,568	12,538	135,037
Redeemed	(414,190)	(4,849,627)	(471,005)	(5,033,302)
	1,215,717	14,099,162	2,129,699	22,763,181
Net increase (decrease)	7,029,634	$82,415,804	13,234,923	$140,993,510

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2040 Portfolio
Investor Class
Sold	1,778,324	$16,899,321	2,448,495	$20,766,942
Issued in reinvestment of distributions	36,838	358,439	42,116	363,458
Redeemed	(3,203,320)	(29,915,683)	(826,471)	(7,020,496)
	(1,388,158)	(12,657,923)	1,664,140	14,109,904
Institutional Class
Sold	4,145,991	38,833,971	1,589,263	13,536,611
Issued in reinvestment of distributions	100,681	979,626	21,419	184,847
Redeemed	(331,864)	(3,140,791)	(293,039)	(2,515,316)
	3,914,808	36,672,806	1,317,643	11,206,142
A Class
Sold	1,622,862	15,271,694	5,300,972	44,957,456
Issued in reinvestment of distributions	60,882	592,379	18,804	162,278
Redeemed	(888,533)	(8,438,781)	(674,479)	(5,710,323)
	795,211	7,425,292	4,645,297	39,409,411
C Class
Sold	4,288	41,062	7,869	68,173
Issued in reinvestment of distributions	39	378	—	—
	4,327	41,440	7,869	68,173
R Class
Sold	581,179	5,451,569	850,629	7,161,309
Issued in reinvestment of distributions	10,511	102,270	4,165	35,945
Redeemed	(193,768)	(1,810,210)	(264,895)	(2,232,568)
	397,922	3,743,629	589,899	4,964,686
Net increase (decrease)	3,724,110	$35,225,244	8,224,848	$69,758,316

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2045 Portfolio
Investor Class
Sold	2,129,171	$24,913,080	4,194,877	$44,480,212
Issued in reinvestment of distributions	137,157	1,662,335	112,216	1,202,953
Redeemed	(2,223,004)	(25,879,270)	(2,696,306)	(28,650,407)
	43,324	696,145	1,610,787	17,032,758
Institutional Class
Sold	3,136,707	36,288,956	2,349,268	24,498,658
Issued in reinvestment of distributions	124,563	1,509,700	52,483	562,617
Redeemed	(434,815)	(5,055,735)	(671,080)	(7,121,731)
	2,826,455	32,742,921	1,730,671	17,939,544
A Class
Sold	2,222,975	26,004,654	4,520,937	47,724,570
Issued in reinvestment of distributions	63,916	774,024	26,822	287,269
Redeemed	(835,007)	(9,731,689)	(1,131,070)	(11,984,861)
	1,451,884	17,046,989	3,416,689	36,026,978
C Class
Sold	14,394	171,321	5,505	61,005
Issued in reinvestment of distributions	70	844	—	—
Redeemed	(1,675)	(19,583)	—	—
	12,789	152,582	5,505	61,005
R Class
Sold	872,284	10,098,711	1,394,358	14,752,941
Issued in reinvestment of distributions	17,525	212,407	5,467	58,605
Redeemed	(206,711)	(2,411,421)	(313,238)	(3,284,930)
	683,098	7,899,697	1,086,587	11,526,616
Net increase (decrease)	5,017,550	$58,538,334	7,850,239	$82,586,901

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Six months ended January 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2050 Portfolio
Investor Class
Sold	694,659	$6,388,408	1,278,063	$10,637,873
Issued in reinvestment of distributions	14,770	140,608	5,827	48,830
Redeemed	(512,763)	(4,656,965)	(536,639)	(4,474,798)
	196,666	1,872,051	747,251	6,211,905
Institutional Class
Sold	1,161,808	10,636,581	815,071	6,734,114
Issued in reinvestment of distributions	26,412	251,438	6,369	53,377
Redeemed	(146,483)	(1,347,205)	(244,604)	(1,994,120)
	1,041,737	9,540,814	576,836	4,793,371
A Class
Sold	1,049,937	9,637,588	1,831,737	15,075,296
Issued in reinvestment of distributions	20,528	195,431	4,018	33,669
Redeemed	(361,216)	(3,341,990)	(284,881)	(2,325,820)
	709,249	6,491,029	1,550,874	12,783,145
C Class
Sold	3,478	30,151	3,804	31,774
Issued in reinvestment of distributions	15	146	—	—
	3,493	30,297	3,804	31,774
R Class
Sold	218,467	2,009,968	410,331	3,378,344
Issued in reinvestment of distributions	3,259	31,025	645	5,406
Redeemed	(67,627)	(629,274)	(70,964)	(580,143)
	154,099	1,411,719	340,012	2,803,607
Net increase (decrease)	2,105,244	$19,345,910	3,218,777	$26,623,802

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

6. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund for the six months ended January 31, 2011 follows:

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG Income Portfolio
NT Equity Growth Fund Institutional Class	3,439,712	$4,046,895	$2,501,031	$126,080	$243,568	3,612,785	$35,260,780
NT Growth Fund Institutional Class	1,439,628	1,384,464	1,218,672	145,061	109,933	1,449,898	17,572,759
NT Large Company Value Fund Institutional Class	3,265,018	2,908,900	1,376,869	32,360	233,438	3,467,785	29,892,308
NT Mid Cap Value Fund Institutional Class	951,588	1,146,047	227,877	4,379	648,298	1,045,427	10,830,622
NT Small Company Fund Institutional Class	628,454	258,713	260,926	52,549	24,752	624,851	5,354,975
NT Vista Fund Institutional Class(2)	675,757	377,041	577,776	127,226		643,254	6,709,138
Real Estate Fund Institutional Class	140,184	122,590	10,305	(33)	23,073	146,400	2,780,133
High-Yield Fund Institutional Class	1,431,037	1,555,018	25,147	(190)	367,018	1,683,132	10,418,587
Inflation-Adjusted Bond Fund Institutional Class	1,402,114	4,404,833	179,758	434	290,466	1,758,371	20,731,190
NT Diversified Bond Fund Institutional Class	5,456,060	16,785,771	1,648,946	(6,387)	1,674,877	6,865,727	72,708,048
Premium Money Market Fund Investor Class	21,795,946	5,623,719	197,497		1,244	27,222,168	27,222,168
International Bond Fund Institutional Class	1,097,284	4,541,590	614,296	(30,290)	823,120	1,380,306	19,186,250
NT International Growth Fund Institutional Class	1,301,380	1,727,787	990,319	64,015	127,270	1,379,931	13,606,119
		$44,883,368	$9,829,419	$515,204	$4,567,057		$272,273,077

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2015 Portfolio
NT Equity Growth Fund Institutional Class	7,922,047	$5,850,084	$453,264	$(61,793)	$557,008	8,527,500	$83,228,398
NT Growth Fund Institutional Class	4,035,942	2,758,193	2,110,313	286,179	298,755	4,070,090	49,329,485
NT Large Company Value Fund Institutional Class	7,844,148	4,575,312	804,295	(164,331)	549,344	8,345,390	71,937,258
NT Mid Cap Value Fund Institutional Class	2,651,591	3,473,981	1,427,153	27,116	1,723,871	2,857,033	29,598,858
NT Small Company Fund Institutional Class	1,503,665	637,635	395,973	(61,138)	57,846	1,538,247	13,182,773
NT Vista Fund Institutional Class(2)	2,232,357	1,402,281	2,938,449	97,780		2,061,255	21,498,894
Real Estate Fund Institutional Class	419,636	375,833	291,903	41,236	66,696	420,955	7,993,934
High-Yield Fund Institutional Class	3,197,121	4,588,618	—	—	827,630	3,951,136	24,457,534
Inflation-Adjusted Bond Fund Institutional Class	3,137,017	11,962,756	—	—	685,007	4,142,078	48,835,100
NT Diversified Bond Fund Institutional Class	12,149,820	43,435,555	1,047,272	5,965	3,807,412	16,094,620	170,442,026
Premium Money Market Fund Investor Class	37,572,863	15,071,008	—	—	2,225	52,643,871	52,643,871
NT Emerging Markets Fund Institutional Class	589,212	504,839	247,020	33,059		609,004	6,449,355
NT International Growth Fund Institutional Class	3,526,193	4,146,905	1,228,181	(51,007)	345,556	3,842,836	37,890,367
International Bond Fund Institutional Class	2,194,532	11,388,561	502,539	(17,061)	1,703,476	2,974,967	41,352,047
		$110,171,561	$11,446,362	$136,005	$10,624,826		$658,839,900

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2020 Portfolio
NT Equity Growth Fund Institutional Class	3,878,540	$7,015,916	$771,194	$(2,787)	$288,921	4,577,573	$44,677,111
NT Growth Fund Institutional Class	2,314,648	5,154,239	757,086	22,379	193,889	2,712,460	32,875,010
NT Large Company Value Fund Institutional Class	4,017,766	6,684,736	763,252	(11,763)	298,898	4,767,718	41,097,733
NT Mid Cap Value Fund Institutional Class	1,539,491	4,028,171	1,021,615	26,468	1,083,695	1,844,134	19,105,225
NT Small Company Fund Institutional Class	845,512	1,031,123	182,405	5,597	34,988	953,150	8,168,499
NT Vista Fund Institutional Class(2)	1,458,784	2,096,361	1,543,364	316,777		1,487,242	15,511,933
Real Estate Fund Institutional Class	251,633	810,980	217,820	3,335	41,740	283,922	5,391,685
High-Yield Fund Institutional Class	1,539,353	3,252,944	76,048	75	423,470	2,062,796	12,768,709
Inflation-Adjusted Bond Fund Institutional Class	1,579,190	7,043,244	53,127	(295)	355,081	2,164,663	25,521,380
NT Diversified Bond Fund Institutional Class	6,041,522	28,326,005	1,972,174	(21,331)	1,968,747	8,492,790	89,938,643
NT Emerging Markets Fund Institutional Class	670,909	835,949	624,964	130,260		679,506	7,195,964
NT International Growth Fund Institutional Class	2,143,671	3,601,201	1,228,156	30,933	210,048	2,402,077	23,684,481
Premium Money Market Fund Investor Class	13,181,772	6,790,214	22,102		811	19,949,884	19,949,884
International Bond Fund Institutional Class	925,247	6,657,210	500,424	(40,544)	768,635	1,364,669	18,968,896
		$83,328,293	$9,733,731	$459,104	$5,668,923		$364,855,153
(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2025 Portfolio
NT Equity Growth Fund Institutional Class	10,213,367	$8,672,166	$1,603,599	$(221,403)	$724,901	11,041,447	$107,764,525
NT Growth Fund Institutional Class	7,160,830	5,971,152	2,621,907	343,846	550,851	7,450,769	90,303,319
NT Large Company Value Fund Institutional Class	10,764,674	10,478,411	886,046	(168,461)	776,169	12,011,333	103,537,688
NT Mid Cap Value Fund Institutional Class	3,836,306	8,319,864	144,386	157	2,783,676	4,656,797	48,244,417
NT Small Company Fund Institutional Class	3,111,305	2,002,193	2,882,578	(442,293)	119,528	3,075,132	26,353,877
NT Vista Fund Institutional Class(2)	4,127,302	3,105,411	4,103,280	(63,435)		4,032,401	42,057,946
Real Estate Fund Institutional Class	735,902	1,463,913	284,292	(1,003)	122,814	802,083	15,231,562
High-Yield Fund Institutional Class	3,602,657	6,314,422	—	—	957,318	4,641,871	28,733,183
Inflation-Adjusted Bond Fund Institutional Class	3,661,210	14,527,363	—	—	816,042	4,877,535	57,506,135
NT Diversified Bond Fund Institutional Class	14,013,841	54,197,131	1,917,115	(16,968)	4,464,917	18,873,564	199,871,042
NT Emerging Markets Fund Institutional Class	2,075,983	1,769,924	683,578	31,247		2,176,724	23,051,509
NT International Growth Fund Institutional Class	6,602,053	7,270,234	3,880,414	(186,977)	637,396	6,999,111	69,011,235
Premium Money Market Fund Investor Class	33,884,443	10,140,913	6,564		1,944	44,018,792	44,018,792
International Bond Fund Institutional Class	1,205,948	10,130,682	208,732	(17,789)	1,049,831	1,916,466	26,638,874
		$144,363,779	$19,222,491	$(743,079)	$13,005,387		$882,324,104

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2030 Portfolio
NT Equity Growth Fund Institutional Class	3,234,860	$6,720,868	$578,594	$839	$241,396	3,914,714	$38,207,613
NT Growth Fund Institutional Class	2,696,847	6,089,268	1,673,777	28,500	218,871	3,096,362	37,527,901
NT Large Company Value Fund Institutional Class	3,655,988	6,289,076	772,416	(20,629)	269,096	4,351,494	37,509,875
NT Mid Cap Value Fund Institutional Class	1,205,850	3,695,060	313,780	(269)	887,491	1,547,006	16,026,985
NT Small Company Fund Institutional Class	1,297,113	1,986,700	929,111	98,485	52,337	1,422,950	12,194,680
NT Vista Fund Institutional Class(2)	1,380,375	2,509,655	818,773	60,431		1,546,305	16,127,960
Real Estate Fund Institutional Class	272,490	1,094,350	221,058	(2,015)	46,651	321,391	6,103,221
High-Yield Fund Institutional Class	1,028,129	2,510,397	1,582	(13)	283,164	1,440,739	8,918,173
Inflation-Adjusted Bond Fund Institutional Class	1,041,190	5,612,763	124,695	(2,104)	246,869	1,500,175	17,687,064
NT Diversified Bond Fund Institutional Class	3,980,220	21,092,839	1,272,974	(16,285)	1,326,609	5,823,641	61,672,363
NT Emerging Markets Fund Institutional Class	791,082	1,365,835	250,638	17,165		896,266	9,491,455
NT International Growth Fund Institutional Class	2,451,952	4,845,360	913,367	2,571	249,408	2,872,304	28,320,920
Premium Money Market Fund Investor Class	10,887,100	4,598,788	165,572		647	15,320,316	15,320,316
International Bond Fund Institutional Class		1,568,694	15,775	(304)	42,323	111,498	1,549,823
		$69,979,653	$8,052,112	$166,372	$3,864,862		$306,658,349

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2035 Portfolio
NT Equity Growth Fund Institutional Class	6,994,654	$8,170,504	$1,848,286	$(269,906)	$500,831	7,736,463	$75,507,881
NT Growth Fund Institutional Class	5,836,944	6,688,190	2,224,921	73,541	458,412	6,244,548	75,683,919
NT Large Company Value Fund Institutional Class	7,842,222	9,001,874	2,239,043	(547,087)	565,571	8,775,974	75,648,896
NT Mid Cap Value Fund Institutional Class	2,889,508	5,505,567	1,536,199	17,467	1,983,193	3,293,291	34,118,495
NT Small Company Fund Institutional Class	2,511,719	2,351,047	600,020	(112,657)	103,752	2,755,145	23,611,593
NT Vista Fund Institutional Class(2)	3,266,102	3,240,612	3,153,119	(188,780)		3,296,726	34,384,855
Real Estate Fund Institutional Class	596,089	1,599,578	315,529	(48,110)	102,145	672,042	12,762,075
High-Yield Fund Institutional Class	1,757,667	3,139,140	—	—	466,727	2,273,868	14,075,243
Inflation-Adjusted Bond Fund Institutional Class	1,785,605	7,846,331	—	—	411,503	2,441,234	28,782,144
NT Diversified Bond Fund Institutional Class	6,814,188	29,812,527	916,481	(7,519)	2,226,341	9,497,236	100,575,734
NT Emerging Markets Fund Institutional Class	2,026,730	3,035,302	600,476	33,131		2,259,847	23,931,783
NT International Growth Fund Institutional Class	4,945,455	6,964,700	442,407	(19,938)	509,379	5,654,908	55,757,397
Premium Money Market Fund Investor Class	10,847,681	6,314,747	—	—	668	17,162,428	17,162,428
		$93,670,119	$13,876,481	$(1,069,858)	$7,328,522		$572,002,443

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2040 Portfolio
NT Equity Growth Fund Institutional Class	1,964,688	$4,754,402	$645,566	$(781)	$146,462	2,417,143	$23,591,317
NT Growth Fund Institutional Class	1,635,666	4,386,033	840,713	39,178	133,819	1,951,028	23,646,456
NT Large Company Value Fund Institutional Class	2,218,801	4,965,127	386,975	(9,716)	166,036	2,790,136	24,050,976
NT Mid Cap Value Fund Institutional Class	872,897	3,022,547	605,685	7,800	626,287	1,116,291	11,564,780
NT Small Company Fund Institutional Class	633,818	1,269,933	177,071	3,614	27,026	771,136	6,608,633
NT Vista Fund Institutional Class(2)	993,260	2,300,339	963,081	144,250		1,116,721	11,647,402
Real Estate Fund Institutional Class	175,161	888,604	136,621	(1,499)	31,139	217,715	4,134,417
High-Yield Fund Institutional Class	384,438	1,067,274	58,905	(664)	106,668	550,384	3,406,879
Inflation-Adjusted Bond Fund Institutional Class	389,283	2,464,758	138,538	(4,492)	94,171	584,276	6,888,619
NT Diversified Bond Fund Institutional Class	1,489,500	10,321,884	1,193,773	(15,414)	511,789	2,339,793	24,778,403
NT Emerging Markets Fund Institutional Class	665,679	1,574,386	413,127	12,158		776,010	8,217,944
NT International Growth Fund Institutional Class	1,374,322	3,669,506	789,982	(998)	141,647	1,682,540	16,589,847
Premium Money Market Fund Investor Class		819,679	—	—	13	819,679	819,679
		$41,504,472	$6,350,037	$173,436	$1,985,057		$165,945,352

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2045 Portfolio
NT Equity Growth Fund Institutional Class	4,296,331	$7,363,008	$54,841	$(9,435)	$320,798	5,110,466	$49,878,149
NT Growth Fund Institutional Class	3,585,241	6,109,557	183,925	(5,136)	295,734	4,124,941	49,994,290
NT Large Company Value Fund Institutional Class	4,898,582	7,914,716	28,272	(7,425)	366,281	5,895,698	50,820,918
NT Mid Cap Value Fund Institutional Class	1,885,622	4,878,007	147,805	(13,631)	1,378,138	2,364,835	24,499,696
NT Small Company Fund Institutional Class	1,530,719	1,915,556	1,001,171	(172,226)	62,496	1,678,033	14,380,745
NT Vista Fund Institutional Class(2)	2,129,705	3,254,690	1,089,235	(90,083)		2,364,776	24,664,611
Real Estate Fund Institutional Class	409,336	1,595,278	221,713	(37,847)	73,141	490,158	9,308,094
High-Yield Fund Institutional Class	720,139	1,651,524	5,400	(236)	197,278	990,694	6,132,394
Inflation-Adjusted Bond Fund Institutional Class	731,901	3,700,141	—	—	173,906	1,040,663	12,269,412
NT Diversified Bond Fund Institutional Class	2,833,642	14,892,740	546,819	(5,957)	954,713	4,165,395	44,111,532
NT Emerging Markets Fund Institutional Class	1,608,076	2,776,910	581,076	13,447		1,822,719	19,302,595
NT International Growth Fund Institutional Class	2,851,206	5,918,966	583,031	(42,622)	302,629	3,432,879	33,848,184
		$61,971,093	$4,443,288	$(371,151)	$4,125,114		$339,210,620

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					January 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2050 Portfolio
NT Equity Growth Fund Institutional Class	637,861	$2,962,717	$196,345	$(3,981)	$53,389	941,423	$9,188,284
NT Growth Fund Institutional Class	532,286	2,752,162	199,764	763	50,873	759,876	9,209,696
NT Large Company Value Fund Institutional Class	726,891	3,019,497	144,534	(4,462)	60,446	1,085,462	9,356,683
NT Mid Cap Value Fund Institutional Class	279,715	1,639,536	90,503	(1,828)	231,326	435,483	4,511,600
NT Small Company Fund Institutional Class	243,568	901,451	190,490	1,297	11,336	333,755	2,860,282
NT Vista Fund Institutional Class(2)	316,149	1,342,915	171,469	4,125		436,263	4,550,220
Real Estate Fund Institutional Class	64,211	625,813	80,832	(575)	12,769	95,167	1,807,218
NT Emerging Markets Fund Institutional Class	251,337	1,353,497	141,861	2,921		367,862	3,895,657
NT International Growth Fund Institutional Class	390,856	1,981,759	203,962	1,546	48,202	580,303	5,721,791
High-Yield Fund Institutional Class	88,965	358,044	6,362	(6)	26,739	146,749	908,377
Inflation-Adjusted Bond Fund Institutional Class	90,154	802,886	37,871	(859)	24,700	154,022	1,815,921
NT Diversified Bond Fund Institutional Class	344,140	3,144,225	171,925	(2,624)	129,466	620,319	6,569,181
		$20,884,502	$1,635,918	$(3,683)	$649,246		$60,394,910

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2011, the following LIVESTRONG Portfolio owned 25% or more of the total outstanding shares of the underlying funds:

LIVESTRONG 2025 Portfolio
NT Diversified Bond Fund	26%

As of January 31, 2011, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, NT Small Company Fund and NT Vista Fund.

8. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

9. Risk Factors

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

Some of the underlying funds concentrate their investments in stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Federal tax cost of investments	$244,512,229	$601,245,172	$319,448,757	$790,691,629	$261,796,927
Gross tax appreciation of investments	$27,876,220	$57,852,551	$45,792,612	$92,260,795	$44,864,648
Gross tax depreciation of investments	(115,372)	(257,823)	(386,216)	(628,320)	(3,226)
Net tax appreciation (depreciation) of investments	$27,760,848	$57,594,728	$45,406,396	$91,632,475	$44,861,422

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Federal tax cost of investments	$506,920,232	$140,097,662	$304,005,629	$52,678,275
Gross tax appreciation of investments	$65,082,211	$25,847,690	$35,204,991	$7,720,341
Gross tax depreciation of investments	—	—	—	(3,706)
Net tax appreciation (depreciation) of investments	$65,082,211	$25,847,690	$35,204,991	$7,716,635

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of July 31, 2010:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Accumulated capital losses	$(2,398,875)	$(4,229,037)	—	$(4,555,154)	—
Capital loss deferrals	—	—	—	$(415,354)	—

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Accumulated capital losses	$(3,266,021)	—	$(2,088,899)	—
Capital loss deferrals	$(121,256)	—	$(101,834)	—

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

	2017	2018
LIVESTRONG Income Portfolio	$(176,528)	$(2,222,347)
LIVESTRONG 2015 Portfolio	$(371,990)	$(3,857,047)
LIVESTRONG 2020 Portfolio	—	—
LIVESTRONG 2025 Portfolio	$(566,597)	$(3,988,557)
LIVESTRONG 2030 Portfolio	—	—
LIVESTRONG 2035 Portfolio	$(456,604)	$(2,809,417)
LIVESTRONG 2040 Portfolio	—	—
LIVESTRONG 2045 Portfolio	$(357,580)	$(1,731,319)
LIVESTRONG 2050 Portfolio	—	—

The capital loss deferrals represent net capital losses incurred in the nine-month period ended July 31, 2010. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

LIVESTRONG Income Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.27		$9.53	$10.64	$11.06	$10.45	$10.51
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15		0.22	0.24	0.40	0.33	0.37
Net Realized and Unrealized Gain (Loss)	0.70		0.74	(0.95)	(0.38)	0.75	(0.07)
Total From Investment Operations	0.85		0.96	(0.71)	0.02	1.08	0.30
Distributions
From Net Investment Income	(0.17)		(0.22)	(0.31)	(0.42)	(0.32)	(0.35)
From Net Realized Gains	—		—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.17)		(0.22)	(0.40)	(0.44)	(0.47)	(0.36)
Net Asset Value, End of Period	$10.95		$10.27	$9.53	$10.64	$11.06	$10.45

Total Return(3)	8.27%		10.15%	(6.44)%	0.11%	10.51%	2.99%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21	%(5)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.06	%(5)	2.19%	2.64%	3.61%	3.03%	3.51%
Portfolio Turnover Rate	4%		13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$66,330		$102,497	$95,441	$49,378	$44,109	$27,374

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.27		$9.53	$10.64		$11.06		$10.45		$10.51
Income From Investment Operations
Net Investment Income (Loss)(2)	0.19		0.24	0.26		0.42		0.35		0.37
Net Realized and Unrealized Gain (Loss)	0.68		0.74	(0.95)		(0.38)		0.75		(0.05)
Total From Investment Operations	0.87		0.98	(0.69)		0.04		1.10		0.32
Distributions
From Net Investment Income	(0.18)		(0.24)	(0.33)		(0.44)		(0.34)		(0.37)
From Net Realized Gains	—		—	(0.09)		(0.02)		(0.15)		(0.01)
Total Distributions	(0.18)		(0.24)	(0.42)		(0.46)		(0.49)		(0.38)
Net Asset Value, End of Period	$10.96		$10.27	$9.53		$10.64		$11.06		$10.45

Total Return(3)	8.48%		10.37%	(6.25)%		0.31%		10.73%		3.20%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01	%(5)	0.01%	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.26	%(5)	2.39%	2.84%		3.81%		3.23%		3.71%
Portfolio Turnover Rate	4%		13%	51%		26%		22%		120%
Net Assets, End of Period (in thousands)	$105,198		$39,202	$25,088		$9,737		$8,285		$4,409

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.27		$9.53	$10.64	$11.05	$10.45	$10.51
Income From Investment Operations
Net Investment Income (Loss)(3)	0.15		0.19	0.21	0.35	0.31	0.33
Net Realized and Unrealized Gain (Loss)	0.68		0.75	(0.94)	(0.35)	0.74	(0.05)
Total From Investment Operations	0.83		0.94	(0.73)	—	1.05	0.28
Distributions
From Net Investment Income	(0.15)		(0.20)	(0.29)	(0.39)	(0.30)	(0.33)
From Net Realized Gains	—		—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.15)		(0.20)	(0.38)	(0.41)	(0.45)	(0.34)
Net Asset Value, End of Period	$10.95		$10.27	$9.53	$10.64	$11.05	$10.45

Total Return(4)	8.13%		9.87%	(6.67)%	(0.05)%	10.13%	2.83%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46	%(6)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.81	%(6)	1.94%	2.39%	3.36%	2.78%	3.26%
Portfolio Turnover Rate	4%		13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$80,221		$68,110	$34,202	$8,285	$8,129	$2,966

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.27		$10.15
Income From Investment Operations
Net Investment Income (Loss)(3)	0.13		0.03
Net Realized and Unrealized Gain (Loss)	0.67		0.12
Total From Investment Operations	0.80		0.15
Distributions
From Net Investment Income	(0.11)		(0.03)
Net Asset Value, End of Period	$10.96		$10.27

Total Return(4)	7.80%		1.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21	%(6)	1.21	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.06	%(6)	0.77	%(6)
Portfolio Turnover Rate	4%		13	%(7)
Net Assets, End of Period (in thousands)	$119		$35

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.26		$9.52	$10.63	$11.05	$10.44	$10.50
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15		0.16	0.18	0.30	0.27	0.26
Net Realized and Unrealized Gain (Loss)	0.67		0.75	(0.93)	(0.34)	0.76	(0.01)
Total From Investment Operations	0.82		0.91	(0.75)	(0.04)	1.03	0.25
Distributions
From Net Investment Income	(0.14)		(0.17)	(0.27)	(0.36)	(0.27)	(0.30)
From Net Realized Gains	—		—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.14)		(0.17)	(0.36)	(0.38)	(0.42)	(0.31)
Net Asset Value, End of Period	$10.94		$10.26	$9.52	$10.63	$11.05	$10.44

Total Return(3)	7.99%		9.61%	(6.91)%	(0.40)%	9.97%	2.48%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71	%(5)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.56	%(5)	1.69%	2.14%	3.11%	2.53%	3.01%
Portfolio Turnover Rate	4%		13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$20,711		$12,527	$3,466	$351	$112	$37

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.76		$9.87	$11.39	$11.91	$11.09	$10.93
Income From Investment Operations
Net Investment Income (Loss)(2)	0.17		0.22	0.26	0.43	0.32	0.37
Net Realized and Unrealized Gain (Loss)	0.81		0.86	(1.29)	(0.49)	1.04	0.11
Total From Investment Operations	0.98		1.08	(1.03)	(0.06)	1.36	0.48
Distributions
From Net Investment Income	(0.24)		(0.19)	(0.35)	(0.41)	(0.27)	(0.31)
From Net Realized Gains	—		—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.24)		(0.19)	(0.49)	(0.46)	(0.54)	(0.32)
Net Asset Value, End of Period	$11.50		$10.76	$9.87	$11.39	$11.91	$11.09

Total Return(3)	9.11%		11.00%	(8.63)%	(0.67)%	12.46%	4.46%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21	%(5)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.03	%(5)	2.11%	2.78%	3.62%	2.74%	3.27%
Portfolio Turnover Rate	2%		9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$281,443		$284,172	$217,149	$161,838	$139,725	$89,431

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.78		$9.89	$11.41		$11.93		$11.10		$10.94
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20		0.25	0.24		0.44		0.34		0.33
Net Realized and Unrealized Gain (Loss)	0.79		0.85	(1.25)		(0.48)		1.05		0.17
Total From Investment Operations	0.99		1.10	(1.01)		(0.04)		1.39		0.50
Distributions
From Net Investment Income	(0.26)		(0.21)	(0.37)		(0.43)		(0.29)		(0.33)
From Net Realized Gains	—		—	(0.14)		(0.05)		(0.27)		(0.01)
Total Distributions	(0.26)		(0.21)	(0.51)		(0.48)		(0.56)		(0.34)
Net Asset Value, End of Period	$11.51		$10.78	$9.89		$11.41		$11.93		$11.10

Total Return(3)	9.22%		11.20%	(8.42)%		(0.46)%		12.77%		4.67%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01	%(5)	0.01%	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.23	%(5)	2.31%	2.98%		3.82%		2.94%		3.47%
Portfolio Turnover Rate	2%		9%	28%		20%		18%		123%
Net Assets, End of Period (in thousands)	$172,328		$82,264	$59,500		$17,845		$15,736		$10,439

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.75		$9.86	$11.37	$11.89	$11.07	$10.91
Income From Investment Operations
Net Investment Income (Loss)(3)	0.16		0.19	0.25	0.38	0.30	0.31
Net Realized and Unrealized Gain (Loss)	0.80		0.86	(1.29)	(0.47)	1.03	0.14
Total From Investment Operations	0.96		1.05	(1.04)	(0.09)	1.33	0.45
Distributions
From Net Investment Income	(0.21)		(0.16)	(0.33)	(0.38)	(0.24)	(0.28)
From Net Realized Gains	—		—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.21)		(0.16)	(0.47)	(0.43)	(0.51)	(0.29)
Net Asset Value, End of Period	$11.50		$10.75	$9.86	$11.37	$11.89	$11.07

Total Return(4)	8.94%		10.73%	(8.79)%	(0.93)%	12.20%	4.22%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46	%(6)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.78	%(6)	1.86%	2.53%	3.37%	2.49%	3.02%
Portfolio Turnover Rate	2%		9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$155,152		$115,945	$40,386	$24,384	$19,270	$9,556

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.72		$10.55
Income From Investment Operations
Net Investment Income (Loss)(3)	0.12		0.04
Net Realized and Unrealized Gain (Loss)	0.79		0.13
Total From Investment Operations	0.91		0.17
Distributions
From Net Investment Income	(0.12)		—
Net Asset Value, End of Period	$11.51		$10.72

Total Return(4)	8.51%		1.61%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21	%(6)	1.21	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.03	%(6)	0.83	%(6)
Portfolio Turnover Rate	2%		9	%(7)
Net Assets, End of Period (in thousands)	$530		$182

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.73		$9.84	$11.36	$11.88	$11.06	$10.90
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15		0.16	0.18	0.39	0.25	0.19
Net Realized and Unrealized Gain (Loss)	0.80		0.87	(1.25)	(0.51)	1.05	0.23
Total From Investment Operations	0.95		1.03	(1.07)	(0.12)	1.30	0.42
Distributions
From Net Investment Income	(0.18)		(0.14)	(0.31)	(0.35)	(0.21)	(0.25)
From Net Realized Gains	—		—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.18)		(0.14)	(0.45)	(0.40)	(0.48)	(0.26)
Net Asset Value, End of Period	$11.50		$10.73	$9.84	$11.36	$11.88	$11.06

Total Return(3)	8.87%		10.47%	(9.12)%	(1.19)%	11.92%	4.05%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71	%(5)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.53	%(5)	1.61%	2.28%	3.12%	2.24%	2.77%
Portfolio Turnover Rate	2%		9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$49,713		$37,643	$13,316	$4,165	$3,187	$351

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.30		$8.47	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.12		0.19	0.13	0.03
Net Realized and Unrealized Gain (Loss)	0.81		0.80	(1.03)	(0.54)
Total From Investment Operations	0.93		0.99	(0.90)	(0.51)
Distributions
From Net Investment Income	(0.19)		(0.15)	(0.12)	—
From Net Realized Gains	—	(4)	(0.01)	—	—
Total Distributions	(0.19)		(0.16)	(0.12)	—
Net Asset Value, End of Period	$10.04		$9.30	$8.47	$9.49

Total Return(5)	10.04%		11.69%	(9.38)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.21	%(7)	0.21%	0.20%	0.20	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.98	%(7)	1.99%	1.70%	1.89	%(7)
Portfolio Turnover Rate	3%		8%	53%	0%
Net Assets, End of Period (in thousands)	$78,591		$127,604	$91,329	$1,073

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.31		$8.47	$9.50		$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.18		0.20	0.15		0.04
Net Realized and Unrealized Gain (Loss)	0.76		0.81	(1.05)		(0.54)
Total From Investment Operations	0.94		1.01	(0.90)		(0.50)
Distributions
From Net Investment Income	(0.21)		(0.16)	(0.13)		—
From Net Realized Gains	—	(4)	(0.01)	—		—
Total Distributions	(0.21)		(0.17)	(0.13)		—
Net Asset Value, End of Period	$10.04		$9.31	$8.47		$9.50

Total Return(5)	10.15%		11.90%	(9.26)%		(5.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.01	%(7)	0.01%	0.00	%(8)	0.00	%(7)(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.18	%(7)	2.19%	1.90%		2.09	%(7)
Portfolio Turnover Rate	3%		8%	53%		0%
Net Assets, End of Period (in thousands)	$158,295		$44,304	$21,532		$16

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

(8)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008(3)
Per-Share Data
Net Asset Value, Beginning of Period	$9.28		$8.45	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(4)	0.13		0.15	0.15	0.04
Net Realized and Unrealized Gain (Loss)	0.78		0.81	(1.08)	(0.55)
Total From Investment Operations	0.91		0.96	(0.93)	(0.51)
Distributions
From Net Investment Income	(0.16)		(0.12)	(0.11)	—
From Net Realized Gains	—	(5)	(0.01)	—	—
Total Distributions	(0.16)		(0.13)	(0.11)	—
Net Asset Value, End of Period	$10.03		$9.28	$8.45	$9.49

Total Return(6)	9.90%		11.43%	(9.72)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(7)	0.46	%(8)	0.46%	0.45%	0.45	%(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.73	%(8)	1.74%	1.45%	1.64	%(8)
Portfolio Turnover Rate	3%		8%	53%	0%
Net Assets, End of Period (in thousands)	$104,500		$80,483	$3,882	$6

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	May 30, 2008 (fund inception) through July 31, 2008.

(4)	Computed using average shares outstanding throughout the period.

(5)	Per-share amount was less than $0.005.

(6)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(7)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(8)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.26		$9.12
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10		0.03
Net Realized and Unrealized Gain (Loss)	0.78		0.11
Total From Investment Operations	0.88		0.14
Distributions
From Net Investment Income	(0.09)		—
From Net Realized Gains	—	(4)	—
Total Distributions	(0.09)		—
Net Asset Value, End of Period	$10.05		$9.26

Total Return(5)	9.52%		1.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	1.21	%(7)	1.21	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.98	%(7)	0.67	%(7)
Portfolio Turnover Rate	3%		8	%(8)
Net Assets, End of Period (in thousands)	$166		$103

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.27		$8.44	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.13		0.13	0.14	0.03
Net Realized and Unrealized Gain (Loss)	0.77		0.81	(1.10)	(0.54)
Total From Investment Operations	0.90		0.94	(0.96)	(0.51)
Distributions
From Net Investment Income	(0.14)		(0.10)	(0.09)	—
From Net Realized Gains	—	(4)	(0.01)	—	—
Total Distributions	(0.14)		(0.11)	(0.09)	—
Net Asset Value, End of Period	$10.03		$9.27	$8.44	$9.49

Total Return(5)	9.74%		11.17%	(9.96)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.71	%(7)	0.71%	0.70%	0.70	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.48	%(7)	1.49%	1.20%	1.39	%(7)
Portfolio Turnover Rate	3%		8%	53%	0%
Net Assets, End of Period (in thousands)	$23,312		$14,928	$3,274	$6

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.78		$9.76	$11.63	$12.35	$11.49	$11.21
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15		0.19	0.22	0.42	0.28	0.34
Net Realized and Unrealized Gain (Loss)	1.05		1.00	(1.63)	(0.69)	1.34	0.27
Total From Investment Operations	1.20		1.19	(1.41)	(0.27)	1.62	0.61
Distributions
From Net Investment Income	(0.22)		(0.17)	(0.30)	(0.40)	(0.24)	(0.31)
From Net Realized Gains	—		—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.22)		(0.17)	(0.46)	(0.45)	(0.76)	(0.33)
Net Asset Value, End of Period	$11.76		$10.78	$9.76	$11.63	$12.35	$11.49

Total Return(3)	11.11%		12.19%	(11.64)%	(2.39)%	14.45%	5.48%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21	%(5)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.73	%(5)	1.83%	2.43%	3.40%	2.34%	2.98%
Portfolio Turnover Rate	2%		10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$365,830		$393,154	$313,816	$215,024	$174,984	$112,202

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.79		$9.77	$11.64		$12.37		$11.51		$11.23
Income From Investment Operations
Net Investment Income (Loss)(2)	0.18		0.21	0.24		0.43		0.31		0.37
Net Realized and Unrealized Gain (Loss)	1.03		1.00	(1.63)		(0.69)		1.34		0.26
Total From Investment Operations	1.21		1.21	(1.39)		(0.26)		1.65		0.63
Distributions
From Net Investment Income	(0.24)		(0.19)	(0.32)		(0.42)		(0.27)		(0.33)
From Net Realized Gains	—		—	(0.16)		(0.05)		(0.52)		(0.02)
Total Distributions	(0.24)		(0.19)	(0.48)		(0.47)		(0.79)		(0.35)
Net Asset Value, End of Period	$11.76		$10.79	$9.77		$11.64		$12.37		$11.51

Total Return(3)	11.22%		12.40%	(11.45)%		(2.27)%		14.67%		5.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01	%(5)	0.01%	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.93	%(5)	2.03%	2.63%		3.60%		2.54%		3.18%
Portfolio Turnover Rate	2%		10%	22%		18%		18%		120%
Net Assets, End of Period (in thousands)	$244,748		$103,770	$78,031		$44,611		$44,250		$31,399

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.77		$9.74	$11.61	$12.34	$11.48	$11.19
Income From Investment Operations
Net Investment Income (Loss)(3)	0.14		0.16	0.21	0.35	0.26	0.29
Net Realized and Unrealized Gain (Loss)	1.04		1.01	(1.64)	(0.66)	1.33	0.30
Total From Investment Operations	1.18		1.17	(1.43)	(0.31)	1.59	0.59
Distributions
From Net Investment Income	(0.19)		(0.14)	(0.28)	(0.37)	(0.21)	(0.28)
From Net Realized Gains	—		—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.19)		(0.14)	(0.44)	(0.42)	(0.73)	(0.30)
Net Asset Value, End of Period	$11.76		$10.77	$9.74	$11.61	$12.34	$11.48

Total Return(4)	10.93%		12.03%	(11.89)%	(2.73)%	14.17%	5.30%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46	%(6)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.48	%(6)	1.58%	2.18%	3.15%	2.09%	2.73%
Portfolio Turnover Rate	2%		10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$201,715		$143,045	$49,723	$28,073	$17,076	$7,404

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.74		$10.58
Income From Investment Operations
Net Investment Income (Loss)(3)	0.12		0.02
Net Realized and Unrealized Gain (Loss)	1.01		0.14
Total From Investment Operations	1.13		0.16
Distributions
From Net Investment Income	(0.10)		—
Net Asset Value, End of Period	$11.77		$10.74

Total Return(4)	10.50%		1.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21	%(6)	1.21	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.73	%(6)	0.43	%(6)
Portfolio Turnover Rate	2%		10	%(7)
Net Assets, End of Period (in thousands)	$922		$373

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.75		$9.73	$11.60	$12.32	$11.46	$11.18
Income From Investment Operations
Net Investment Income (Loss)(2)	0.13		0.14	0.16	0.36	0.22	0.19
Net Realized and Unrealized Gain (Loss)	1.03		0.99	(1.62)	(0.70)	1.34	0.36
Total From Investment Operations	1.16		1.13	(1.46)	(0.34)	1.56	0.55
Distributions
From Net Investment Income	(0.16)		(0.11)	(0.25)	(0.33)	(0.18)	(0.25)
From Net Realized Gains	—		—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.16)		(0.11)	(0.41)	(0.38)	(0.70)	(0.27)
Net Asset Value, End of Period	$11.75		$10.75	$9.73	$11.60	$12.32	$11.46

Total Return(3)	10.76%		11.66%	(12.12)%	(2.90)%	13.90%	4.95%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71	%(5)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.23	%(5)	1.33%	1.93%	2.90%	1.84%	2.48%
Portfolio Turnover Rate	2%		10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$69,427		$47,433	$16,344	$2,746	$1,378	$545

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.95		$8.04	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09		0.14	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.99		0.89	(1.36)	(0.63)
Total From Investment Operations	1.08		1.03	(1.26)	(0.61)
Distributions
From Net Investment Income	(0.15)		(0.11)	(0.09)	—
From Net Realized Gains	—	(4)	(0.01)	—	—
Total Distributions	(0.15)		(0.12)	(0.09)	—
Net Asset Value, End of Period	$9.88		$8.95	$8.04	$9.39

Total Return(5)	12.12%		12.90%	(13.30)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.21	%(7)	0.21%	0.20%	0.20	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.43	%(7)	1.63%	1.48%	1.49	%(7)
Portfolio Turnover Rate	3%		7%	43%	4%
Net Assets, End of Period (in thousands)	$57,222		$99,983	$70,382	$626

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.95		$8.05	$9.40		$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.14		0.16	0.12		0.04
Net Realized and Unrealized Gain (Loss)	0.95		0.88	(1.37)		(0.64)
Total From Investment Operations	1.09		1.04	(1.25)		(0.60)
Distributions
From Net Investment Income	(0.17)		(0.13)	(0.10)		—
From Net Realized Gains	—	(4)	(0.01)	—		—
Total Distributions	(0.17)		(0.14)	(0.10)		—
Net Asset Value, End of Period	$9.87		$8.95	$8.05		$9.40

Total Return(5)	12.10%		13.11%	(13.18)%		(6.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.01	%(7)	0.01%	0.00	%(8)	0.00	%(7)(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.63	%(7)	1.83%	1.68%		1.69	%(7)
Portfolio Turnover Rate	3%		7%	43%		4%
Net Assets, End of Period (in thousands)	$130,265		$33,647	$17,528		$6

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

(8)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008(3)
Per-Share Data
Net Asset Value, Beginning of Period	$8.93		$8.03	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(4)	0.10		0.12	0.11	0.03
Net Realized and Unrealized Gain (Loss)	0.97		0.88	(1.39)	(0.64)
Total From Investment Operations	1.07		1.00	(1.28)	(0.61)
Distributions
From Net Investment Income	(0.13)		(0.09)	(0.08)	—
From Net Realized Gains	—	(5)	(0.01)	—	—
Total Distributions	(0.13)		(0.10)	(0.08)	—
Net Asset Value, End of Period	$9.87		$8.93	$8.03	$9.39

Total Return(6)	11.97%		12.51%	(13.53)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(7)	0.46	%(8)	0.46%	0.45%	0.45	%(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.18	%(8)	1.38%	1.23%	1.24	%(8)
Portfolio Turnover Rate	3%		7%	43%	4%
Net Assets, End of Period (in thousands)	$95,259		$71,159	$3,378	$6

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	May 30, 2008 (fund inception) through July 31, 2008.

(4)	Computed using average shares outstanding throughout the period.

(5)	Per-share amount was less than $0.005.

(6)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(7)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(8)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.92		$8.80
Income From Investment Operations
Net Investment Income (Loss)(3)	0.08		0.02
Net Realized and Unrealized Gain (Loss)	0.94		0.10
Total From Investment Operations	1.02		0.12
Distributions
From Net Investment Income	(0.05)		—
From Net Realized Gains	—	(4)	—
Total Distributions	(0.05)		—
Net Asset Value, End of Period	$9.89		$8.92

Total Return(5)	11.48%		1.36%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	1.21	%(7)	1.21	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.43	%(7)	0.41	%(7)
Portfolio Turnover Rate	3%		7	%(8)
Net Assets, End of Period (in thousands)	$355		$162

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.92		$8.02	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10		0.10	0.12	0.02
Net Realized and Unrealized Gain (Loss)	0.95		0.88	(1.42)	(0.63)
Total From Investment Operations	1.05		0.98	(1.30)	(0.61)
Distributions
From Net Investment Income	(0.10)		(0.07)	(0.07)	—
From Net Realized Gains	—	(4)	(0.01)	—	—
Total Distributions	(0.10)		(0.08)	(0.07)	—
Net Asset Value, End of Period	$9.87		$8.92	$8.02	$9.39

Total Return(5)	11.82%		12.24%	(13.76)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.71	%(7)	0.71%	0.70%	0.70	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.93	%(7)	1.13%	0.98%	0.99	%(7)
Portfolio Turnover Rate	3%		7%	43%	4%
Net Assets, End of Period (in thousands)	$23,616		$14,455	$3,573	$6

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.92		$9.74	$12.10	$13.09	$11.85	$11.43
Income From Investment Operations
Net Investment Income (Loss)(2)	0.13		0.17	0.19	0.41	0.24	0.31
Net Realized and Unrealized Gain (Loss)	1.31		1.15	(2.13)	(0.95)	1.71	0.42
Total From Investment Operations	1.44		1.32	(1.94)	(0.54)	1.95	0.73
Distributions
From Net Investment Income	(0.19)		(0.14)	(0.24)	(0.40)	(0.19)	(0.30)
From Net Realized Gains	—		—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.19)		(0.14)	(0.42)	(0.45)	(0.71)	(0.31)
Net Asset Value, End of Period	$12.17		$10.92	$9.74	$12.10	$13.09	$11.85

Total Return(3)	13.18%		13.58%	(15.54)%	(4.33)%	16.86%	6.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21	%(5)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.35	%(5)	1.54%	2.12%	3.19%	1.87%	2.61%
Portfolio Turnover Rate	3%		8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$235,980		$231,716	$170,455	$128,815	$91,220	$52,206

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.93		$9.76	$12.12		$13.11		$11.87		$11.45
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16		0.19	0.20		0.44		0.26		0.30
Net Realized and Unrealized Gain (Loss)	1.29		1.14	(2.12)		(0.95)		1.72		0.45
Total From Investment Operations	1.45		1.33	(1.92)		(0.51)		1.98		0.75
Distributions
From Net Investment Income	(0.21)		(0.16)	(0.26)		(0.43)		(0.22)		(0.32)
From Net Realized Gains	—		—	(0.18)		(0.05)		(0.52)		(0.01)
Total Distributions	(0.21)		(0.16)	(0.44)		(0.48)		(0.74)		(0.33)
Net Asset Value, End of Period	$12.17		$10.93	$9.76		$12.12		$13.11		$11.87

Total Return(3)	13.30%		13.68%	(15.34)%		(4.13)%		17.07%		6.66%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01	%(5)	0.01%	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.55	%(5)	1.74%	2.32%		3.39%		2.07%		2.81%
Portfolio Turnover Rate	3%		8%	18%		16%		23%		141%
Net Assets, End of Period (in thousands)	$143,239		$66,385	$46,544		$24,120		$22,314		$11,104

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.90		$9.73	$12.09	$13.08	$11.83	$11.42
Income From Investment Operations
Net Investment Income (Loss)(3)	0.12		0.14	0.17	0.35	0.21	0.26
Net Realized and Unrealized Gain (Loss)	1.30		1.14	(2.13)	(0.92)	1.72	0.43
Total From Investment Operations	1.42		1.28	(1.96)	(0.57)	1.93	0.69
Distributions
From Net Investment Income	(0.16)		(0.11)	(0.22)	(0.37)	(0.16)	(0.27)
From Net Realized Gains	—		—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.16)		(0.11)	(0.40)	(0.42)	(0.68)	(0.28)
Net Asset Value, End of Period	$12.16		$10.90	$9.73	$12.09	$13.08	$11.83

Total Return(4)	13.01%		13.21%	(15.77)%	(4.58)%	16.67%	6.10%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46	%(6)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.10	%(6)	1.29%	1.87%	2.94%	1.62%	2.36%
Portfolio Turnover Rate	3%		8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$138,417		$103,002	$32,896	$19,145	$13,378	$5,224

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.87		$10.74
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10		0.01
Net Realized and Unrealized Gain (Loss)	1.28		0.12
Total From Investment Operations	1.38		0.13
Distributions
From Net Investment Income	(0.07)		—
Net Asset Value, End of Period	$12.18		$10.87

Total Return(4)	12.66%		1.21%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21	%(6)	1.21	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.35	%(6)	0.29	%(6)
Portfolio Turnover Rate	3%		8	%(7)
Net Assets, End of Period (in thousands)	$258		$86

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.89		$9.72	$12.07	$13.06	$11.82	$11.40
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11		0.11	0.14	0.43	0.18	0.16
Net Realized and Unrealized Gain (Loss)	1.29		1.15	(2.11)	(1.03)	1.71	0.51
Total From Investment Operations	1.40		1.26	(1.97)	(0.60)	1.89	0.67
Distributions
From Net Investment Income	(0.13)		(0.09)	(0.20)	(0.34)	(0.13)	(0.24)
From Net Realized Gains	—		—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.13)		(0.09)	(0.38)	(0.39)	(0.65)	(0.25)
Net Asset Value, End of Period	$12.16		$10.89	$9.72	$12.07	$13.06	$11.82

Total Return(3)	12.83%		12.93%	(15.92)%	(4.84)%	16.30%	5.93%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71	%(5)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.85	%(5)	1.04%	1.62%	2.69%	1.37%	2.11%
Portfolio Turnover Rate	3%		8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$54,194		$35,276	$10,785	$2,178	$975	$296

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.72		$7.75	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09		0.12	0.09	0.01
Net Realized and Unrealized Gain (Loss)	1.17		0.95	(1.54)	(0.72)
Total From Investment Operations	1.26		1.07	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.14)		(0.09)	(0.09)	—
From Net Realized Gains	—	(4)	(0.01)	—	—
Total Distributions	(0.14)		(0.10)	(0.09)	—
Net Asset Value, End of Period	$9.84		$8.72	$7.75	$9.29

Total Return(5)	14.43%		13.80%	(15.53)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.21	%(7)	0.21%	0.20%	0.20	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.30	%(7)	1.40%	1.38%	1.10	%(7)
Portfolio Turnover Rate	5%		3%	25%	3%
Net Assets, End of Period (in thousands)	$33,688		$41,985	$24,386	$831

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.73		$7.75	$9.29		$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.13		0.14	0.11		0.03
Net Realized and Unrealized Gain (Loss)	1.14		0.96	(1.56)		(0.74)
Total From Investment Operations	1.27		1.10	(1.45)		(0.71)
Distributions
From Net Investment Income	(0.16)		(0.11)	(0.09)		—
From Net Realized Gains	—	(4)	(0.01)	—		—
Total Distributions	(0.16)		(0.12)	(0.09)		—
Net Asset Value, End of Period	$9.84		$8.73	$7.75		$9.29

Total Return(5)	14.52%		14.16%	(15.43)%		(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.01	%(7)	0.01%	0.00	%(8)	0.00	%(7)(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.50	%(7)	1.60%	1.58%		1.30	%(7)
Portfolio Turnover Rate	5%		3%	25%		3%
Net Assets, End of Period (in thousands)	$63,958		$22,593	$9,846		$6

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

(8)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008(3)
Per-Share Data
Net Asset Value, Beginning of Period	$8.71		$7.73	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(4)	0.10		0.09	0.09	0.02
Net Realized and Unrealized Gain (Loss)	1.14		0.97	(1.57)	(0.73)
Total From Investment Operations	1.24		1.06	(1.48)	(0.71)
Distributions
From Net Investment Income	(0.11)		(0.07)	(0.08)	—
From Net Realized Gains	—	(5)	(0.01)	—	—
Total Distributions	(0.11)		(0.08)	(0.08)	—
Net Asset Value, End of Period	$9.84		$8.71	$7.73	$9.29

Total Return(6)	14.27%		13.68%	(15.87)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(7)	0.46	%(8)	0.46%	0.45%	0.45	%(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.05	%(8)	1.15%	1.13%	0.85	%(8)
Portfolio Turnover Rate	5%		3%	25%	3%
Net Assets, End of Period (in thousands)	$55,484		$42,212	$1,551	$6

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	May 30, 2008 (fund inception) through July 31, 2008.

(4)	Computed using average shares outstanding throughout the period.

(5)	Per-share amount was less than $0.005.

(6)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(7)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(8)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.68		$8.60
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06		—	(4)
Net Realized and Unrealized Gain (Loss)	1.14		0.08
Total From Investment Operations	1.20		0.08
Distributions
From Net Investment Income	(0.04)		—
From Net Realized Gains	—	(4)	—
Total Distributions	(0.04)		—
Net Asset Value, End of Period	$9.84		$8.68

Total Return(5)	13.80%		0.93%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	1.21	%(7)	1.21	(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.30	%(7)	0.12	%(7)
Portfolio Turnover Rate	5%		3	%(8)
Net Assets, End of Period (in thousands)	$120		$68

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.69		$7.72	$9.28	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09		0.08	0.10	0.02
Net Realized and Unrealized Gain (Loss)	1.14		0.95	(1.59)	(0.74)
Total From Investment Operations	1.23		1.03	(1.49)	(0.72)
Distributions
From Net Investment Income	(0.09)		(0.05)	(0.07)	—
From Net Realized Gains	—	(4)	(0.01)	—	—
Total Distributions	(0.09)		(0.06)	(0.07)	—
Net Asset Value, End of Period	$9.83		$8.69	$7.72	$9.28

Total Return(5)	14.13%		13.28%	(16.01)%	(7.20)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.71	%(7)	0.71%	0.70%	0.70	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.80	%(7)	0.90%	0.88%	0.60	%(7)
Portfolio Turnover Rate	5%		3%	25%	3%
Net Assets, End of Period (in thousands)	$12,700		$7,773	$2,347	$6

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.82		$9.59	$12.24	$13.40	$11.96	$11.54
Income From Investment Operations
Net Investment Income (Loss)(2)	0.13		0.14	0.18	0.42	0.22	0.31
Net Realized and Unrealized Gain (Loss)	1.47		1.22	(2.41)	(1.12)	1.92	0.46
Total From Investment Operations	1.60		1.36	(2.23)	(0.70)	2.14	0.77
Distributions
From Net Investment Income	(0.17)		(0.13)	(0.22)	(0.41)	(0.17)	(0.32)
From Net Realized Gains	—		—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.17)		(0.13)	(0.42)	(0.46)	(0.70)	(0.35)
Net Asset Value, End of Period	$12.25		$10.82	$9.59	$12.24	$13.40	$11.96

Total Return(3)	14.80%		14.16%	(17.74)%	(5.53)%	18.23%	6.76%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21	%(5)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.25	%(5)	1.35%	1.99%	3.19%	1.62%	2.62%
Portfolio Turnover Rate	1%		9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$128,966		$113,447	$85,095	$72,649	$48,229	$22,437

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.83		$9.60	$12.25		$13.42		$11.98		$11.56
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15		0.16	0.20		0.44		0.23		0.35
Net Realized and Unrealized Gain (Loss)	1.46		1.22	(2.41)		(1.12)		1.93		0.44
Total From Investment Operations	1.61		1.38	(2.21)		(0.68)		2.16		0.79
Distributions
From Net Investment Income	(0.19)		(0.15)	(0.24)		(0.44)		(0.19)		(0.34)
From Net Realized Gains	—		—	(0.20)		(0.05)		(0.53)		(0.03)
Total Distributions	(0.19)		(0.15)	(0.44)		(0.49)		(0.72)		(0.37)
Net Asset Value, End of Period	$12.25		$10.83	$9.60		$12.25		$13.42		$11.98

Total Return(3)	14.82%		14.48%	(17.56)%		(5.40)%		18.44%		6.96%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01	%(5)	0.01%	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.45	%(5)	1.55%	2.19%		3.39%		1.82%		2.82%
Portfolio Turnover Rate	1%		9%	18%		18%		25%		137%
Net Assets, End of Period (in thousands)	$100,053		$57,836	$34,639		$31,054		$28,483		$13,397

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — A Class(1
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.80		$9.57	$12.22	$13.38	$11.94	$11.53
Income From Investment Operations
Net Investment Income (Loss)(3)	0.12		0.11	0.15	0.39	0.18	0.20
Net Realized and Unrealized Gain (Loss)	1.46		1.22	(2.40)	(1.13)	1.92	0.53
Total From Investment Operations	1.58		1.33	(2.25)	(0.74)	2.10	0.73
Distributions
From Net Investment Income	(0.14)		(0.10)	(0.20)	(0.37)	(0.13)	(0.29)
From Net Realized Gains	—		—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.14)		(0.10)	(0.40)	(0.42)	(0.66)	(0.32)
Net Asset Value, End of Period	$12.24		$10.80	$9.57	$12.22	$13.38	$11.94

Total Return(4)	14.63%		13.90%	(17.98)%	(5.78)%	17.96%	6.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46	%(6)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.00	%(6)	1.10%	1.74%	2.94%	1.37%	2.37%
Portfolio Turnover Rate	1%		9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$82,035		$56,695	$17,537	$11,411	$9,091	$4,177

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.78		$10.67
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07		0.01
Net Realized and Unrealized Gain (Loss)	1.46		0.10
Total From Investment Operations	1.53		0.11
Distributions
From Net Investment Income	(0.05)		—
Net Asset Value, End of Period	$12.26		$10.78

Total Return(4)	14.16%		1.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21	%(6)	1.21	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.25	%(6)	0.14	%(6)
Portfolio Turnover Rate	1%		9	%(7)
Net Assets, End of Period (in thousands)	$224		$59

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.79		$9.56	$12.21	$13.36	$11.93	$11.51
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11		0.09	0.11	0.38	0.12	0.12
Net Realized and Unrealized Gain (Loss)	1.46		1.21	(2.38)	(1.14)	1.94	0.59
Total From Investment Operations	1.57		1.30	(2.27)	(0.76)	2.06	0.71
Distributions
From Net Investment Income	(0.11)		(0.07)	(0.18)	(0.34)	(0.10)	(0.26)
From Net Realized Gains	—		—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.11)		(0.07)	(0.38)	(0.39)	(0.63)	(0.29)
Net Asset Value, End of Period	$12.25		$10.79	$9.56	$12.21	$13.36	$11.93

Total Return(3)	14.54%		13.63%	(18.20)%	(5.96)%	17.58%	6.24%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71	%(5)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.75	%(5)	0.85%	1.49%	2.69%	1.12%	2.12%
Portfolio Turnover Rate	1%		9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$28,030		$17,327	$4,966	$1,403	$753	$165

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.45		$7.46	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09		0.10	0.10	0.02
Net Realized and Unrealized Gain (Loss)	1.19		0.97	(1.80)	(0.79)
Total From Investment Operations	1.28		1.07	(1.70)	(0.77)
Distributions
From Net Investment Income	(0.11)		(0.08)	(0.07)	—
From Net Realized Gains	—	(4)	— (4)	—	—
Total Distributions	(0.11)		(0.08)	(0.07)	—
Net Asset Value, End of Period	$9.62		$8.45	$7.46	$9.23

Total Return(5)	15.24%		14.33%	(18.30)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.21	%(7)	0.22%	0.20%	0.20	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.20	%(7)	1.17%	1.57%	1.16	%(7)
Portfolio Turnover Rate	4%		13%	26%	3%
Net Assets, End of Period (in thousands)	$13,534		$10,225	$3,454	$464

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.46		$7.47	$9.23		$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.12		0.12	0.12		0.03
Net Realized and Unrealized Gain (Loss)	1.18		0.96	(1.80)		(0.80)
Total From Investment Operations	1.30		1.08	(1.68)		(0.77)
Distributions
From Net Investment Income	(0.13)		(0.09)	(0.08)		—
From Net Realized Gains	—	(4)	— (4)	—		—
Total Distributions	(0.13)		(0.09)	(0.08)		—
Net Asset Value, End of Period	$9.63		$8.46	$7.47		$9.23

Total Return(5)	15.45%		14.54%	(18.09)%		(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.01	%(7)	0.02%	0.00	%(8)	0.00	%(7)(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.40	%(7)	1.37%	1.77%		1.36	%(7)
Portfolio Turnover Rate	4%		13%	26%		3%
Net Assets, End of Period (in thousands)	$19,677		$8,482	$3,179		$6

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

(8)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(2)		2010	2009	2008(3)
Per-Share Data
Net Asset Value, Beginning of Period	$8.44		$7.45	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(4)	0.09		0.07	0.07	0.02
Net Realized and Unrealized Gain (Loss)	1.18		0.97	(1.79)	(0.79)
Total From Investment Operations	1.27		1.04	(1.72)	(0.77)
Distributions
From Net Investment Income	(0.09)		(0.05)	(0.06)	—
From Net Realized Gains	—	(5)	— (5)	—	—
Total Distributions	(0.09)		(0.05)	(0.06)	—
Net Asset Value, End of Period	$9.62		$8.44	$7.45	$9.23

Total Return(6)	15.09%		14.06%	(18.52)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(7)	0.46	%(8)	0.47%	0.45%	0.45	%(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.95	%(8)	0.92%	1.32%	0.91	%(8)
Portfolio Turnover Rate	4%		13%	26%	3%
Net Assets, End of Period (in thousands)	$22,172		$13,463	$336	$6

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended January 31, 2011 (unaudited).

(3)	May 30, 2008 (fund inception) through July 31, 2008.

(4)	Computed using average shares outstanding throughout the period.

(5)	Per-share amount was less than $0.005.

(6)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(7)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(8)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.42		$8.35
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06		—	(4)
Net Realized and Unrealized Gain (Loss)	1.17		0.07
Total From Investment Operations	1.23		0.07
Distributions
From Net Investment Income	(0.02)		—
From Net Realized Gains	—	(4)	—
Total Distributions	(0.02)		—
Net Asset Value, End of Period	$9.63		$8.42

Total Return(5)	14.61%		0.84%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	1.21	%(7)	1.22	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.20	%(7)	0.06	%(7)
Portfolio Turnover Rate	4%		13	%(8)
Net Assets, End of Period (in thousands)	$70		$32

(1)	Six months ended January 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through July 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.43		$7.44	$9.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.08		0.06	0.08	0.02
Net Realized and Unrealized Gain (Loss)	1.18		0.96	(1.81)	(0.80)
Total From Investment Operations	1.26		1.02	(1.73)	(0.78)
Distributions
From Net Investment Income	(0.07)		(0.03)	(0.05)	—
From Net Realized Gains	—	(4)	— (4)	—	—
Total Distributions	(0.07)		(0.03)	(0.05)	—
Net Asset Value, End of Period	$9.62		$8.43	$7.44	$9.22

Total Return(5)	14.93%		13.79%	(18.66)%	(7.80)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.71	%(7)	0.73%	0.70%	0.70	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.70	%(7)	0.66%	1.07%	0.66	%(7)
Portfolio Turnover Rate	4%		13%	26%	3%
Net Assets, End of Period (in thousands)	$4,994		$3,076	$186	$6

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor
©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-70750   1103

SEMIANNUAL REPORT                     JANUARY 31, 2011

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Characteristics	5
Shareholder Fee Examples	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	15
Notes to Financial Statements	18
Financial Highlights	26
Additional Information	31

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2011. Our report offers—for investment perspective—a macroeconomic overview of the period (below), followed by fund performance, a schedule of fund investments and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our Web site, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the funds’ next full annual report, dated July 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic Overview

The six months ended January 31, 2011, began with investors primarily in a pessimistic and defensive posture. The European sovereign debt flare-up, combined with concerns about economic weakness and a “double-dip” recession in the U.S., triggered a global stock market sell-off last summer and motivated investors to buy “safe-haven” assets such as U.S. Treasury securities and gold.

That dark mood gave way to increased optimism as the reporting period unfolded. Stocks generally rallied from September through January as post-recession monetary and fiscal intervention by central banks and governments continued in economically struggling developed countries, fueling higher hopes of improved financial market conditions.

In particular, in the U.S., the Federal Reserve launched its second round of quantitative easing. This so-called “QE2” involves the proposed purchase of $600 billion of U.S. government securities to boost the money supply and encourage investors to purchase potentially higher-risk/higher-return assets. In addition, Congress voted to extend prevailing federal income tax rates for two years, ending tax-policy uncertainty that had stymied the financial markets.

As a result, the markets entered 2011 with lowered recession concerns and heightened inflation fears. We believe economic conditions in the developed world generally remain too soft to trigger significantly higher inflation in the near-term, but longer-term inflation threats are growing.

Our portfolio teams apply their extensive economic and market knowledge as they make daily investment decisions on your behalf. We appreciate your continued trust in us during these challenging times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

As regulators and the markets continue to sort out the events of the credit crisis, a consistent theme has been that financial services firms should re-examine their risk management practices. Risk management has been a regular part of American Century Investments’ activities for many years. However, recently American Century and your mutual fund board have been spending additional time focusing on our risk oversight processes.

The board’s efforts are now organized around three categories of risk: investment risk, operational risk, and enterprise risk. This approach has facilitated a realignment of many risk oversight tasks that the board has historically conducted. Investment risk tasks include a review of portfolio risk, monitoring the use of derivatives, and performance assessment. Operational risk focuses on compliance, valuation, shareholder services, and trading activities. Enterprise risk addresses the financial condition of the advisor, human resource development, and reputational risks. Risk oversight tasks are addressed in every quarterly board meeting, and a review of the advisor’s entire risk management program is undertaken annually. We acknowledge and support the approach that American Century Investments takes to its risk management responsibilities. While the board has refocused its efforts in this important oversight area, we recognize that risk oversight is a journey and we expect to continue to improve our processes.

Our September quarterly board meeting was held in the New York offices of American Century Investments. This gave the directors an opportunity to meet with the portfolio management teams for each of the global and international funds overseen by the board. Each team uses sophisticated investment tools and daily risk analysis in managing client assets. We also were impressed with the “bench strength” that has been developed under the leadership of the Global and Non-U.S. Equity CIO Mark Kopinski. These face-to-face meetings provide an opportunity for the directors—working on behalf of shareholders—to validate the advisor’s efforts and the investment management approach being followed.

I thank you for your continued confidence in American Century during this turbulent time in the economy and investment markets. If you have thoughts or questions you would like to share with the board send them to me at dhpratt@fundboardchair.com.

Best regards,
Don Pratt

3

Performance

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative — Investor Class	AONIX	4.44%	7.77%	4.50%	4.73%	9/30/04
One Choice Portfolio: Conservative — Investor Class	AOCIX	8.00%	12.29%	4.44%	5.37%	9/30/04
One Choice Portfolio: Moderate — Investor Class	AOMIX	11.54%	16.71%	4.23%	6.21%	9/30/04
One Choice Portfolio: Aggressive — Investor Class	AOGIX	14.90%	20.97%	3.99%	6.66%	9/30/04
One Choice Portfolio: Very Aggressive — Investor Class	AOVIX	17.71%	23.71%	3.07%	6.48%	9/30/04
Russell 3000 Index	—	18.92%	23.95%	2.51%	5.06%	—
Barclays Capital U.S. Aggregate Bond Index	—	0.20%	5.06%	5.82%	5.12%	—

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of January 31, 2011.)

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.66%
One Choice Portfolio: Conservative — Investor Class	0.76%
One Choice Portfolio: Moderate — Investor Class	0.86%
One Choice Portfolio: Aggressive — Investor Class	0.95%
One Choice Portfolio: Very Aggressive — Investor Class	1.03%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

Portfolio Characteristics

Underlying Fund Allocations as a % of net assets as of January 31, 2011(1)
	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Equity
Equity Growth Fund	4.9%	9.0%	15.9%	14.5%	17.7%
Growth Fund	3.0%	5.3%	8.5%	15.1%	18.3%
Large Company Value Fund	7.5%	10.6%	9.1%	8.2%	10.0%
Mid Cap Value Fund	4.5%	6.3%	5.0%	4.2%	5.5%
Real Estate Fund	2.0%	2.0%	2.0%	2.0%	2.1%
Small Company Fund	1.0%	1.5%	2.0%	2.2%	2.5%
VistaSM Fund	2.0%	4.4%	7.4%	13.9%	17.0%
Emerging Markets Fund	—	—	3.9%	6.3%	7.4%
International Growth Fund	—	6.0%	10.1%	12.5%	15.5%
Total Equity	24.9%	45.1%	63.9%	78.9%	96.0%
Fixed Income
Diversified Bond Fund	31.8%	30.0%	19.1%	11.0%	3.0%
High-Yield Fund	—	—	3.0%	5.1%	—
Inflation-Adjusted Bond Fund	10.0%	8.9%	6.0%	4.0%	—
International Bond Fund	10.0%	8.0%	3.0%	—	—
Total Fixed Income	51.8%	46.9%	31.1%	20.1%	3.0%
Prime Money Market Fund	23.0%	7.9%	5.0%	1.0%	1.0%
Other Assets and Liabilities	0.3%	0.1%	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period(1) 8/1/10 - 1/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/10 - 1/31/11	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,044.40	$0.00	0.00%(3)	$3.25	0.63%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.21	0.63%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,080.00	$0.00	0.00%(3)	$3.93	0.75%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.82	0.75%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,115.40	$0.00	0.00%(3)	$4.53	0.85%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.33	0.85%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,149.00	$0.00	0.00%(3)	$5.20	0.96%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.89	0.96%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,177.10	$0.00	0.00%(3)	$5.60	1.02%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.19	1.02%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

7

Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

	Shares	Value
One Choice Portfolio: Very Conservative
Mutual Funds(1) — 99.7%
DOMESTIC FIXED INCOME FUNDS — 41.8%
Diversified Bond Fund Investor Class	5,188,863	$ 55,676,503
Inflation-Adjusted Bond Fund Investor Class	1,476,349	17,420,919
		73,097,422
DOMESTIC EQUITY FUNDS — 24.9%
Equity Growth Fund Investor Class	407,720	8,659,970
Growth Fund Investor Class	198,393	5,235,590
Large Company Value Fund Investor Class	2,313,945	13,050,652
Mid Cap Value Fund Investor Class	616,810	7,845,828
Real Estate Fund Investor Class	186,227	3,530,860
Small Company Fund Investor Class	225,822	1,763,672
Vista Fund Investor Class(2)	206,561	3,480,553
		43,567,125
MONEY MARKET FUNDS — 23.0%
Prime Money Market Fund Investor Class	40,118,140	40,118,140
INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	1,262,487	17,561,196
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $159,934,029)		174,343,883
OTHER ASSETS AND LIABILITIES — 0.3%		470,953
TOTAL NET ASSETS — 100.0%		$174,814,836

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

See Notes to Financial Statements.

	Shares	Value
One Choice Portfolio: Conservative
Mutual Funds(1) — 99.9%
DOMESTIC EQUITY FUNDS — 39.1%
Equity Growth Fund Investor Class	1,598,852	$ 33,959,617
Growth Fund Investor Class	756,127	19,954,196
Large Company Value Fund Investor Class	7,055,260	39,791,664
Mid Cap Value Fund Investor Class	1,853,278	23,573,697
Real Estate Fund Investor Class	405,209	7,682,762
Small Company Fund Investor Class	729,605	5,698,211
Vista Fund Investor Class(2)	990,167	16,684,321
		147,344,468
DOMESTIC FIXED INCOME FUNDS — 38.9%
Diversified Bond Fund Investor Class	10,545,686	113,155,215
Inflation-Adjusted Bond Fund Investor Class	2,853,777	33,674,573
		146,829,788
INTERNATIONAL FIXED INCOME FUNDS — 8.0%
International Bond Fund Investor Class	2,175,599	30,262,577
MONEY MARKET FUNDS — 7.9%
Prime Money Market Fund Investor Class	29,774,894	29,774,894
INTERNATIONAL EQUITY FUNDS — 6.0%
International Growth Fund Investor Class	2,020,235	22,606,433
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $341,964,859)		376,818,160
OTHER ASSETS AND LIABILITIES — 0.1%		238,891
TOTAL NET ASSETS — 100.0%		$377,057,051

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

8

	Shares	Value
One Choice Portfolio: Moderate
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 49.9%
Equity Growth Fund Investor Class	5,579,199	$ 118,502,194
Growth Fund Investor Class	2,388,791	63,040,207
Large Company Value Fund Investor Class	11,960,031	67,454,573
Mid Cap Value Fund Investor Class	2,895,943	36,836,393
Real Estate Fund Investor Class	791,898	15,014,378
Small Company Fund Investor Class	1,890,603	14,765,612
Vista Fund Investor Class(2)	3,284,035	55,335,987
		370,949,344
DOMESTIC FIXED INCOME FUNDS — 28.1%
Diversified Bond Fund Investor Class	13,240,744	142,073,187
High-Yield Fund Investor Class	3,609,435	22,342,403
Inflation-Adjusted Bond Fund Investor Class	3,787,965	44,697,989
		209,113,579
INTERNATIONAL EQUITY FUNDS — 14.0%
Emerging Markets Fund Investor Class(2)	3,321,687	29,064,762
International Growth Fund Investor Class	6,667,917	74,613,987
		103,678,749
MONEY MARKET FUNDS — 5.0%
Prime Money Market Fund Investor Class	37,063,761	37,063,761
INTERNATIONAL FIXED INCOME FUNDS — 3.0%
International Bond Fund Investor Class	1,614,989	22,464,499
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $669,444,080)		743,269,932
OTHER ASSETS AND LIABILITIES(3)		33,862
TOTAL NET ASSETS — 100.0%		$743,303,794

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 60.1%
Equity Growth Fund Investor Class	3,398,078	$ 72,175,176
Growth Fund Investor Class	2,835,468	74,828,003
Large Company Value Fund Investor Class	7,150,777	40,330,380
Mid Cap Value Fund Investor Class	1,654,623	21,046,801
Real Estate Fund Investor Class	533,360	10,112,510
Small Company Fund Investor Class	1,432,310	11,186,343
Vista Fund Investor Class(2)	4,093,073	68,968,272
		298,647,485
DOMESTIC FIXED INCOME FUNDS — 20.1%
Diversified Bond Fund Investor Class	5,114,428	54,877,809
High-Yield Fund Investor Class	4,061,417	25,140,169
Inflation-Adjusted Bond Fund Investor Class	1,680,841	19,833,926
		99,851,904
INTERNATIONAL EQUITY FUNDS — 18.8%
Emerging Markets Fund Investor Class(2)	3,568,993	31,228,686
International Growth Fund Investor Class	5,586,679	62,514,942
		93,743,628
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	4,852,019	4,852,019
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $442,429,161)		497,095,036
OTHER ASSETS AND LIABILITIES(3)		22,178
TOTAL NET ASSETS — 100.0%		$497,117,214

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

9

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 73.1%
Equity Growth Fund Investor Class	1,620,654	$ 34,422,691
Growth Fund Investor Class	1,345,549	35,509,043
Large Company Value Fund Investor Class	3,458,361	19,505,155
Mid Cap Value Fund Investor Class	841,920	10,709,220
Real Estate Fund Investor Class	210,398	3,989,148
Small Company Fund Investor Class	611,056	4,772,344
Vista Fund Investor Class(2)	1,958,670	33,003,593
		141,911,194
INTERNATIONAL EQUITY FUNDS — 22.9%
Emerging Markets Fund Investor Class(2)	1,647,151	14,412,570
International Growth Fund Investor Class	2,686,853	30,065,883
		44,478,453
DOMESTIC FIXED INCOME FUNDS — 3.0%
Diversified Bond Fund Investor Class	544,924	5,847,032
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	1,951,112	1,951,112
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $170,295,676)		194,187,791
OTHER ASSETS AND LIABILITIES(3)		62,708
TOTAL NET ASSETS — 100.0%		$194,250,499

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

JANUARY 31, 2011 (UNAUDITED)
	Very Conservative	Conservative	Moderate
Assets
Investment securities in affiliates, at value (cost of $159,934,029, $341,964,859 and $669,444,080, respectively)	$174,343,883	$376,818,160	$743,269,932
Receivable for investments sold	229,226	93,150	—
Receivable for capital shares sold	633,847	588,564	1,338,763
Distributions receivable from affiliates	139,580	279,418	472,995
	175,346,536	377,779,292	745,081,690

Liabilities
Payable for investments purchased	144,588	289,556	1,096,928
Payable for capital shares redeemed	387,112	432,685	680,968
	531,700	722,241	1,777,896

Net Assets	$174,814,836	$377,057,051	$743,303,794

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	16,304,028	33,976,759	63,530,712

Net Asset Value Per Share	$10.72	$11.10	$11.70

Net Assets Consist of:
Capital (par value and paid-in surplus)	$167,329,500	$368,938,402	$740,345,058
Undistributed net investment income	134,481	302,146	512,386
Accumulated net realized loss	(7,058,999)	(27,036,798)	(71,379,502)
Net unrealized appreciation	14,409,854	34,853,301	73,825,852
	$174,814,836	$377,057,051	$743,303,794

See Notes to Financial Statements.

11

JANUARY 31, 2011 (UNAUDITED)
	Aggressive	Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $442,429,161 and $170,295,676, respectively)	$497,095,036	$194,187,791
Receivable for investments sold	129,983	39,565
Receivable for capital shares sold	321,227	147,131
Distributions receivable from affiliates	273,383	14,631
	497,819,629	194,389,118

Liabilities
Payable for investments purchased	283,258	15,157
Payable for capital shares redeemed	419,157	123,462
	702,415	138,619

Net Assets	$497,117,214	$194,250,499

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	40,798,393	15,817,431

Net Asset Value Per Share	$12.18	$12.28

Net Assets Consist of:
Capital (par value and paid-in surplus)	$487,555,625	$196,136,807
Undistributed net investment income	296,801	13,701
Accumulated net realized loss	(45,401,087)	(25,792,124)
Net unrealized appreciation	54,665,875	23,892,115
	$497,117,214	$194,250,499

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)
	Very Conservative	Conservative	Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$2,352,154	$4,824,288	$7,237,322

Expenses:
Directors’ fees and expenses	2,911	6,040	11,787
Proxy expenses	716	155	452
	3,627	6,195	12,239

Net investment income (loss)	2,348,527	4,818,093	7,225,083

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	1,697,600	(1,259,396)	(5,690,526)
Capital gain distributions received from underlying funds	294,759	547,822	610,515
	1,992,359	(711,574)	(5,080,011)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,997,471	22,376,224	71,817,207

Net realized and unrealized gain (loss) on affiliates	4,989,830	21,664,650	66,737,196

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,338,357	$26,482,743	$73,962,279

See Notes to Financial Statements.

13

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)
	Aggressive	Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$3,789,207	$938,463

Expenses:
Directors’ fees and expenses	7,913	3,085
Proxy expenses	365	210
	8,278	3,295

Net investment income (loss)	3,780,929	935,168

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(3,884,479)	(2,767,471)
Capital gain distributions received from underlying funds	201,861	13,996
	(3,682,618)	(2,753,475)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	63,029,053	30,534,768

Net realized and unrealized gain (loss) on affiliates	59,346,435	27,781,293

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,127,364	$28,716,461

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
	Very Conservative		Conservative
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$2,348,527	$3,172,193	$4,818,093	$6,783,469
Net realized gain (loss)	1,992,359	(1,495,706)	(711,574)	(3,919,556)
Change in net unrealized appreciation (depreciation)	2,997,471	8,316,698	22,376,224	23,808,868
Net increase (decrease) in net assets resulting from operations	7,338,357	9,993,185	26,482,743	26,672,781

Distributions to Shareholders
From net investment income	(2,395,655)	(3,129,127)	(4,868,553)	(6,708,261)

Capital Share Transactions
Proceeds from shares sold	38,967,986	88,978,919	59,129,390	104,862,236
Proceeds from reinvestment of distributions	2,348,932	3,057,009	4,761,666	6,538,786
Payments for shares redeemed	(29,967,567)	(55,076,160)	(34,996,407)	(57,221,194)
Net increase (decrease) in net assets from capital share transactions	11,349,351	36,959,768	28,894,649	54,179,828

Net increase (decrease) in net assets	16,292,053	43,823,826	50,508,839	74,144,348

Net Assets
Beginning of period	158,522,783	114,698,957	326,548,212	252,403,864
End of period	$174,814,836	$158,522,783	$377,057,051	$326,548,212

Undistributed net investment income	$134,481	$181,609	$302,146	$352,606

Transactions in Shares of the Funds
Sold	3,664,705	8,692,009	5,443,135	10,227,161
Issued in reinvestment of distributions	220,989	298,533	437,007	636,590
Redeemed	(2,813,955)	(5,371,858)	(3,235,343)	(5,586,664)
Net increase (decrease) in shares of the funds	1,071,739	3,618,684	2,644,799	5,277,087

See Notes to Financial Statements.

15

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
	Moderate		Aggressive
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$7,225,083	$11,578,558	$3,780,929	$6,393,935
Net realized gain (loss)	(5,080,011)	(10,719,101)	(3,682,618)	(6,487,369)
Change in net unrealized appreciation (depreciation)	71,817,207	64,046,336	63,029,053	47,350,069
Net increase (decrease) in net assets resulting from operations	73,962,279	64,905,793	63,127,364	47,256,635

Distributions to Shareholders
From net investment income	(7,277,226)	(11,497,528)	(6,747,254)	(5,719,359)

Capital Share Transactions
Proceeds from shares sold	90,428,309	133,900,548	49,091,101	92,780,874
Proceeds from reinvestment of distributions	7,115,122	11,225,795	6,664,744	5,656,721
Payments for shares redeemed	(55,257,988)	(106,383,671)	(36,067,769)	(70,014,689)
Net increase (decrease) in net assets from capital share transactions	42,285,443	38,742,672	19,688,076	28,422,906

Net increase (decrease) in net assets	108,970,496	92,150,937	76,068,186	69,960,182

Net Assets
Beginning of period	634,333,298	542,182,361	421,049,028	351,088,846
End of period	$743,303,794	$634,333,298	$497,117,214	$421,049,028

Undistributed net investment income	$512,386	$564,529	$296,801	$3,263,126

Transactions in Shares of the Funds
Sold	7,979,628	12,832,318	4,198,287	8,797,931
Issued in reinvestment of distributions	626,075	1,069,575	552,634	531,147
Redeemed	(4,942,655)	(10,217,434)	(3,129,232)	(6,657,724)
Net increase (decrease) in shares of the funds	3,663,048	3,684,459	1,621,689	2,671,354

See Notes to Financial Statements.

16

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
	Very Aggressive
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$935,168	$1,512,472
Net realized gain (loss)	(2,753,475)	(4,511,680)
Change in net unrealized appreciation (depreciation)	30,534,768	22,323,100
Net increase (decrease) in net assets resulting from operations	28,716,461	19,323,892

Distributions to Shareholders
From net investment income	(1,593,489)	(1,466,730)

Capital Share Transactions
Proceeds from shares sold	21,135,385	31,332,625
Proceeds from reinvestment of distributions	1,567,482	1,429,864
Payments for shares redeemed	(19,360,708)	(32,929,993)
Net increase (decrease) in net assets from capital share transactions	3,342,159	(167,504)

Net increase (decrease) in net assets	30,465,131	17,689,658

Net Assets
Beginning of period	163,785,368	146,095,710
End of period	$194,250,499	$163,785,368

Undistributed net investment income	$13,701	$672,022

Transactions in Shares of the Funds
Sold	1,813,168	3,012,791
Issued in reinvestment of distributions	129,011	135,404
Redeemed	(1,692,315)	(3,181,993)
Net increase (decrease) in shares of the funds	249,864	(33,798)

See Notes to Financial Statements.

17

Notes to Financial Statements

JANUARY 31, 2011 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative (Very Conservative), One Choice Portfolio: Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning that substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

18

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

The funds have a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2011, were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Purchases	$31,118,144	$63,359,212	$105,828,600	$57,517,690	$24,731,189
Sales	$19,996,589	$34,214,645	$63,032,498	$40,574,385	$22,096,603

19

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2011 follows:

	July 31, 2010					January 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Very Conservative
Diversified Bond Fund Investor Class	4,746,113	$8,333,384	$3,535,743	$(52,023)	$1,335,222	5,188,863	$55,676,503
Inflation-Adjusted Bond Fund Investor Class	1,313,381	2,052,293	105,959	1,995	236,361	1,476,349	17,420,919
Equity Growth Fund Investor Class	397,465	1,375,290	1,216,173	(4,451)	56,495	407,720	8,659,970
Growth Fund Investor Class	221,318	275,112	759,518	108,952	17,708	198,393	5,235,590
Large Company Value Fund Investor Class	2,461,080	1,225,146	2,008,661	72,490	108,538	2,313,945	13,050,652
Mid Cap Value Fund Investor Class	—	7,595,935	231,219	11,454	28,367	616,810	7,845,828
Real Estate Fund Investor Class	205,468	108,585	395,421	54,271	28,406	186,227	3,530,860
Small Company Fund Investor Class	247,235	121,572	254,349	39,442	1,734	225,822	1,763,672
Value Fund Investor Class	1,499,276	592,201	7,297,264	1,457,678	65,819	—	—
Vista Fund Investor Class(2)	180,992	805,696	341,113	35,189	—	206,561	3,480,553
Prime Money Market Fund Investor Class	35,502,884	5,660,782	1,045,526	—	1,918	40,118,140	40,118,140
International Bond Fund Investor Class	1,126,343	2,972,148	1,108,043	(27,397)	766,345	1,262,487	17,561,196
		$31,118,144	$18,298,989	$1,697,600	$2,646,913		$174,343,883

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

20

	July 31, 2010					January 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Conservative
Equity Growth Fund Investor Class	1,538,577	$1,895,928	$881,677	$(173,019)	$211,938	1,598,852	$33,959,617
Growth Fund Investor Class	797,286	65,367	983,202	105,476	65,367	756,127	19,954,196
Large Company Value Fund Investor Class	7,107,213	965,195	1,769,874	(491,745)	310,284	7,055,260	39,791,664
Mid Cap Value Fund Investor Class	—	22,132,637	—	—	83,469	1,853,278	23,573,697
Real Estate Fund Investor Class	413,404	58,292	243,588	(46,427)	58,292	405,209	7,682,762
Small Company Fund Investor Class	760,916	4,946	321,133	(83,301)	4,946	729,605	5,698,211
Value Fund Investor Class	4,209,813	177,233	23,305,864	(262,923)	177,233	—	—
Vista Fund Investor Class(2)	993,547	708,689	842,076	(149,355)	—	990,167	16,684,321
Diversified Bond Fund Investor Class	9,115,626	20,677,713	5,141,575	(76,231)	2,606,790	10,545,686	113,155,215
Inflation-Adjusted Bond Fund Investor Class	2,393,982	5,496,936	—	—	441,678	2,853,777	33,674,573
International Bond Fund Investor Class	1,852,002	4,851,801	374,091	(17,548)	1,273,246	2,175,599	30,262,577
Prime Money Market Fund Investor Class	24,171,296	5,603,598	—	—	1,340	29,774,894	29,774,894
International Growth Fund Investor Class	2,098,871	720,877	1,610,961	(64,323)	137,527	2,020,235	22,606,433
		$63,359,212	$35,474,041	$(1,259,396)	$5,372,110		$376,818,160

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

21

	July 31, 2010					January 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Moderate
Equity Growth Fund Investor Class	5,383,922	$4,688,077	$1,071,835	$(220,071)	$737,821	5,579,199	$118,502,194
Growth Fund Investor Class	2,484,326	205,698	2,325,417	268,322	205,698	2,388,791	63,040,207
Large Company Value Fund Investor Class	11,806,209	1,630,848	1,185,541	(365,706)	518,948	11,960,031	67,454,573
Mid Cap Value Fund Investor Class	—	34,594,842	—	—	129,764	2,895,943	36,836,393
Real Estate Fund Investor Class	801,373	196,274	428,294	(73,796)	113,473	791,898	15,014,378
Small Company Fund Investor Class	1,979,244	12,865	922,450	(250,425)	12,865	1,890,603	14,765,612
Value Fund Investor Class	6,314,585	265,735	38,148,206	(3,585,624)	265,735	—	—
Vista Fund Investor Class(2)	3,364,248	1,867,705	3,465,506	(648,233)	—	3,284,035	55,335,987
Diversified Bond Fund Investor Class	11,809,683	30,501,234	15,073,861	(233,235)	3,310,134	13,240,744	142,073,187
High-Yield Fund Investor Class	2,116,445	9,040,155	—	—	592,903	3,609,435	22,342,403
Inflation-Adjusted Bond Fund Investor Class	3,093,751	8,306,635	—	—	581,193	3,787,965	44,697,989
Emerging Markets Fund Investor Class(2)	3,514,509	690,344	2,382,244	(160,578)	—	3,321,687	29,064,762
International Growth Fund Investor Class	6,659,564	3,463,977	3,699,397	(419,882)	447,403	6,667,917	74,613,987
Prime Money Market Fund Investor Class	30,436,868	6,626,893	—	—	1,642	37,063,761	37,063,761
International Bond Fund Investor Class	1,345,295	3,737,318	20,273	(1,298)	930,258	1,614,989	22,464,499
		$105,828,600	$68,723,024	$(5,690,526)	$7,847,837		$743,269,932

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

22

	July 31, 2010					January 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Aggressive
Equity Growth Fund Investor Class	3,228,542	$3,637,380	$374,234	$(76,467)	$447,723	3,398,078	$72,175,176
Growth Fund Investor Class	2,880,752	875,354	1,939,710	156,070	244,481	2,835,468	74,828,003
Large Company Value Fund Investor Class	6,914,154	1,577,806	495,180	(136,707)	307,807	7,150,777	40,330,380
Mid Cap Value Fund Investor Class	—	19,764,046	—	—	74,316	1,654,623	21,046,801
Real Estate Fund Investor Class	523,311	211,755	40,845	(12,155)	75,415	533,360	10,112,510
Small Company Fund Investor Class	1,454,226	80,961	363,802	(104,963)	9,527	1,432,310	11,186,343
Value Fund Investor Class	3,505,285	226,656	21,663,732	(2,396,393)	147,572	—	—
Vista Fund Investor Class(2)	4,264,812	1,010,723	4,180,214	(736,705)	—	4,093,073	68,968,272
Diversified Bond Fund Investor Class	4,844,778	14,151,026	11,250,482	(81,958)	1,314,264	5,114,428	54,877,809
High-Yield Fund Investor Class	2,763,803	7,873,192	—	—	732,398	4,061,417	25,140,169
Inflation-Adjusted Bond Fund Investor Class	1,346,656	4,015,714	—	—	258,210	1,680,841	19,833,926
Emerging Markets Fund Investor Class(2)	3,724,268	407,692	1,774,482	(135,406)	—	3,568,993	31,228,686
International Growth Fund Investor Class	5,517,161	2,808,377	2,376,183	(359,795)	379,142	5,586,679	62,514,942
Prime Money Market Fund Investor Class	3,975,011	877,008	—	—	213	4,852,019	4,852,019
		$57,517,690	$44,458,864	$(3,884,479)	$3,991,068		$497,095,036

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

23

	July 31, 2010					January 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Very Aggressive
Equity Growth Fund Investor Class	1,539,503	$2,423,644	$1,065,488	$(256,093)	$212,900	1,620,654	$34,422,691
Growth Fund Investor Class	1,359,294	1,375,450	1,637,565	63,455	115,804	1,345,549	35,509,043
Large Company Value Fund Investor Class	3,337,311	1,170,061	785,330	(238,502)	148,431	3,458,361	19,505,155
Mid Cap Value Fund Investor Class	—	10,099,587	40,591	244	37,676	841,920	10,709,220
Real Estate Fund Investor Class	202,106	264,718	139,396	(29,651)	28,921	210,398	3,989,148
Small Company Fund Investor Class	624,321	100,542	285,794	(76,904)	4,068	611,056	4,772,344
Value Fund Investor Class	1,751,620	509,158	11,292,115	(1,264,299)	73,678	—	—
Vista Fund Investor Class(2)	2,003,218	2,208,104	3,222,142	(504,575)	—	1,958,670	33,003,593
Emerging Markets Fund Investor Class(2)	1,653,803	1,454,794	1,504,874	(97,137)	—	1,647,151	14,412,570
International Growth Fund Investor Class	2,643,319	2,838,758	2,700,296	(393,706)	182,856	2,686,853	30,065,883
Diversified Bond Fund Investor Class	577,457	1,870,381	2,190,483	29,697	148,040	544,924	5,847,032
Prime Money Market Fund Investor Class	1,535,120	415,992	—	—	85	1,951,112	1,951,112
		$24,731,189	$24,864,074	$(2,767,471)	$952,459		$194,187,791

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

7. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

24

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

8. Risk Factors

Some of the underlying funds invest in foreign securities. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Federal tax cost of investments	$167,121,120	$361,530,807	$716,772,566	$473,487,104	$186,479,357
Gross tax appreciation of investments	$7,289,498	$15,287,353	$28,198,286	$28,106,204	$10,225,553
Gross tax depreciation of investments	(66,735)	—	(1,700,920)	(4,498,272)	(2,517,119)
Net tax appreciation (depreciation) of investments	$7,222,763	$15,287,353	$26,497,366	$23,607,932	$7,708,434

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of July 31, 2010:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Accumulated capital losses	$(106,397)	$(3,752,539)	$(14,754,776)	$(7,633,078)	$(5,183,336)
Capital loss deferrals	$(101,761)	$(138,812)	$(1,500,675)	$(1,838,770)	$(1,566,804)

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

	2017	2018
Very Conservative	—	$(106,397)
Conservative	$(685,394)	$(3,067,145)
Moderate	$(3,239,053)	$(11,515,723)
Aggressive	$(2,141,306)	$(5,491,772)
Very Aggressive	$(2,321,712)	$(2,861,624)

The capital loss deferrals represent net capital losses incurred in the nine- month period ended July 31, 2010. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

25

Financial Highlights

One Choice Portfolio: Very Conservative — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.41		$9.88	$10.36		$10.55		$10.23		$10.27
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15		0.23	0.30		0.43		0.40		0.37
Net Realized and Unrealized Gain (Loss)	0.31		0.53	(0.40)		(0.12)		0.33		(0.04)
Total From Investment Operations	0.46		0.76	(0.10)		0.31		0.73		0.33
Distributions
From Net Investment Income	(0.15)		(0.23)	(0.32)		(0.46)		(0.39)		(0.36)
From Net Realized Gains	—		—	(0.06)		(0.04)		(0.02)		(0.01)
Total Distributions	(0.15)		(0.23)	(0.38)		(0.50)		(0.41)		(0.37)
Net Asset Value, End of Period	$10.72		$10.41	$9.88		$10.36		$10.55		$10.23

Total Return(3)	4.44%		7.73%	(0.87)%		2.91%		7.23%		3.27%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00	%(5)(6)	0.01%	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.78	%(6)	2.25%	3.13%		4.06%		3.83%		3.67%
Portfolio Turnover Rate	12%		15%	42%		17%		17%		34%
Net Assets, End of Period (in thousands)	$174,815		$158,523	$114,699		$84,601		$40,983		$10,852

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Ratio was less than 0.005%.

(6)	Annualized.

See Notes to Financial Statements.

26

One Choice Portfolio: Conservative — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010		2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.42		$9.69		$10.89		$11.38		$10.66		$10.54
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15		0.23		0.29		0.44		0.35		0.34
Net Realized and Unrealized Gain (Loss)	0.68		0.73		(0.98)		(0.40)		0.75		0.12
Total From Investment Operations	0.83		0.96		(0.69)		0.04		1.10		0.46
Distributions
From Net Investment Income	(0.15)		(0.23)		(0.31)		(0.45)		(0.35)		(0.33)
From Net Realized Gains	—		—		(0.20)		(0.08)		(0.03)		(0.01)
Total Distributions	(0.15)		(0.23)		(0.51)		(0.53)		(0.38)		(0.34)
Net Asset Value, End of Period	$11.10		$10.42		$9.69		$10.89		$11.38		$10.66

Total Return(3)	8.00%		9.99%		(6.05)%		0.18%		10.41%		4.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00	%(5)(6)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.74	%(5)(6)	2.29%		3.13%		3.85%		3.14%		3.23%
Portfolio Turnover Rate	10%		7%		40%		18%		7%		8%
Net Assets, End of Period (in thousands)	$377,057		$326,548		$252,404		$283,076		$227,830		$110,384

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Ratio was less than 0.005%.

(6)	Annualized.

See Notes to Financial Statements.

27

One Choice Portfolio: Moderate — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.60		$9.65	$11.73		$12.58		$11.34		$10.97
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12		0.20	0.24		0.43		0.35		0.34
Net Realized and Unrealized Gain (Loss)	1.10		0.94	(1.70)		(0.70)		1.29		0.38
Total From Investment Operations	1.22		1.14	(1.46)		(0.27)		1.64		0.72
Distributions
From Net Investment Income	(0.12)		(0.19)	(0.26)		(0.44)		(0.35)		(0.34)
From Net Realized Gains	—		—	(0.36)		(0.14)		(0.05)		(0.01)
Total Distributions	(0.12)		(0.19)	(0.62)		(0.58)		(0.40)		(0.35)
Net Asset Value, End of Period	$11.70		$10.60	$9.65		$11.73		$12.58		$11.34

Total Return(3)	11.54%		11.90%	(11.94)%		(2.37)%		14.56%		6.68%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00	%(5)(6)	0.01%	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.10	%(6)	1.89%	2.63%		3.44%		2.85%		3.02%
Portfolio Turnover Rate	9%		9%	32%		18%		7%		7%
Net Assets, End of Period (in thousands)	$743,304		$634,333	$542,182		$651,833		$586,377		$253,610

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Ratio was less than 0.005%.

(6)	Annualized.

See Notes to Financial Statements.

28

One Choice Portfolio: Aggressive — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.75		$9.62	$12.62		$13.69		$11.83		$11.26
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10		0.17	0.20		0.41		0.32		0.31
Net Realized and Unrealized Gain (Loss)	1.50		1.11	(2.49)		(0.90)		1.87		0.56
Total From Investment Operations	1.60		1.28	(2.29)		(0.49)		2.19		0.87
Distributions
From Net Investment Income	(0.17)		(0.15)	(0.24)		(0.40)		(0.28)		(0.29)
From Net Realized Gains	—		—	(0.47)		(0.18)		(0.05)		(0.01)
Total Distributions	(0.17)		(0.15)	(0.71)		(0.58)		(0.33)		(0.30)
Net Asset Value, End of Period	$12.18		$10.75	$9.62		$12.62		$13.69		$11.83

Total Return(3)	14.90%		13.33%	(17.28)%		(3.97)%		18.78%		7.84%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00	%(5)(6)	0.01%	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.64	%(6)	1.58%	2.12%		3.07%		2.46%		2.68%
Portfolio Turnover Rate	9%		8%	27%		17%		7%		6%
Net Assets, End of Period (in thousands)	$497,117		$421,049	$351,089		$426,087		$397,022		$191,350

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Ratio was less than 0.005%.

(6)	Annualized.

See Notes to Financial Statements.

29

One Choice Portfolio: Very Aggressive — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.52		$9.36	$13.11		$14.58		$12.23		$11.48
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06		0.10	0.13		0.36		0.25		0.25
Net Realized and Unrealized Gain (Loss)	1.80		1.15	(3.17)		(1.27)		2.40		0.78
Total From Investment Operations	1.86		1.25	(3.04)		(0.91)		2.65		1.03
Distributions
From Net Investment Income	(0.10)		(0.09)	(0.14)		(0.37)		(0.24)		(0.27)
From Net Realized Gains	—		—	(0.57)		(0.19)		(0.06)		(0.01)
Total Distributions	(0.10)		(0.09)	(0.71)		(0.56)		(0.30)		(0.28)
Net Asset Value, End of Period	$12.28		$10.52	$9.36		$13.11		$14.58		$12.23

Total Return(3)	17.71%		13.39%	(22.35)%		(6.63)%		21.87%		9.00%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00	%(5)(6)	0.01%	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.04	%(6)	0.93%	1.48%		2.53%		1.85%		2.08%
Portfolio Turnover Rate	13%		9%	23%		15%		8%		9%
Net Assets, End of Period (in thousands)	$194,250		$163,785	$146,096		$181,459		$168,844		$77,262

(1)	Six months ended January 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Ratio was less than 0.005%.

(6)	Annualized.

See Notes to Financial Statements.

30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor
©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-70751   1103

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 31, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 31, 2011